FIDELITY
INSTITUTIONAL
MONEY MARKET
FUNDS

ANNUAL REPORT
MARCH 31, 1999

(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)

CONTENTS


FIDELITY INSTITUTIONAL MONEY
MARKET FUNDS

SCHEDULES OF INVESTMENTS &
FINANCIAL STATEMENTS

 TREASURY ONLY PORTFOLIO         3

 TREASURY PORTFOLIO              7

 GOVERNMENT PORTFOLIO            11

 DOMESTIC PORTFOLIO              16

 MONEY MARKET PORTFOLIO          23

 TAX-EXEMPT PORTFOLIO            31

NOTES TO FINANCIAL STATEMENTS    46

REPORT OF INDEPENDENT            52
ACCOUNTANTS

OTHER FUND INFORMATION           53

PROXY VOTING RESULTS             54

FUND GOALS:

TREASURY ONLY PORTFOLIO, TREASURY PORTFOLIO, GOVERNMENT PORTFOLIO, DOMESTIC PORTFOLIO, AND MONEY MARKET PORTFOLIO SEEK TO OBTAIN AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY WITHIN THE LIMITATIONS PRESCRIBED FOR THE FUND.

TAX-EXEMPT PORTFOLIO SEEKS AS HIGH A LEVEL OF INTEREST INCOME EXEMPT FROM FEDERAL INCOME TAX AS IS CONSISTENT WITH A PORTFOLIO OF
HIGH-QUALITY, SHORT-TERM MUNICIPAL OBLIGATIONS SELECTED ON THE BASIS OF LIQUIDITY AND STABILITY OF PRINCIPAL.

INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL MAINTAIN A STABLE
$1.00 SHARE PRICE.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT
AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS
UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE
NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS,
INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE
FUNDS NOR FIDELITY DISTRIBUTORS IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL THE APPROPRIATE NUMBER LISTED BELOW. READ THE
PROSPECTUS CAREFULLY BEFORE
YOU INVEST OR SEND MONEY.
 RETIREMENT PLAN LEVEL ACCOUNTS
  CORPORATE CLIENTS  1-800-962-1375
  "NOT FOR PROFIT" CLIENTS 1-800-343-0860
 FINANCIAL AND OTHER INSTITUTIONS
  NATIONWIDE  1-800-843-3001

TREASURY ONLY PORTFOLIO

INVESTMENTS MARCH 31, 1999

Showing Percentage of Total Value of Investment in Securities



U.S. TREASURY OBLIGATIONS -
100.0%

DUE DATE                      ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                   VALUE (NOTE 1)
                              PURCHASE

U.S. TREASURY BILLS - 20.6%

4/15/99                        4.87%                       $ 65,000,000                       $ 64,877,150

4/19/99                        4.82                         50,000,000                         49,879,750

4/19/99                        4.84                         100,000,000                        99,758,421

9/16/99                        4.64                         20,000,000                         19,577,200

                                                                                               234,092,521

U.S. TREASURY NOTES - 75.7%

5/15/99                        4.68                         40,000,000                         40,066,000

5/31/99                        4.51                         10,000,000                         10,032,526

5/31/99                        4.55                         25,216,000                         25,279,156

5/31/99                        4.57                         10,000,000                         10,033,683

5/31/99                        4.59                         45,000,000                         45,146,457

5/31/99                        4.64                         35,000,000                         35,081,043

5/31/99                        4.67                         40,000,000                         40,127,571

5/31/99                        4.69                         48,000,000                         48,107,386

5/31/99                        4.71                         20,000,000                         20,060,192

5/31/99                        4.72                         25,000,000                         25,054,599

6/30/99                        4.54                         40,000,000                         40,137,774

6/30/99                        4.57                         110,000,000                        110,370,511

6/30/99                        4.59                         25,000,000                         25,083,705

6/30/99                        4.63                         35,000,000                         35,114,688

7/15/99                        4.59                         85,000,000                         85,416,016

7/31/99                        4.55                         20,000,000                         20,146,709

7/31/99                        4.59                         35,000,000                         35,137,858

7/31/99                        4.60                         55,000,000                         55,392,244

7/31/99                        4.62                         7,947,000                          7,977,233

8/15/99                        4.70                         25,000,000                         25,296,079

8/15/99                        4.80                         20,000,000                         20,082,784

8/31/99                        4.62                         30,000,000                         30,137,199

8/31/99                        4.63                         10,000,000                         10,085,824

9/30/99                        4.54                         10,000,000                         10,115,834

9/30/99                        4.63                         15,000,000                         15,176,425

9/30/99                        4.68                         25,000,000                         25,294,922

9/30/99                        4.69                         10,000,000                         10,117,578

                                                                                               860,071,996

U.S. TREASURY NOTES -
PRINCIPAL ONLY STRIPS - 3.7%

8/15/99                        4.63                         25,000,000                         24,571,320

8/15/99                        4.68                         9,000,000                          8,845,794

8/15/99                        5.01                         9,000,000                          8,836,944

                                                                                               42,254,058

TOTAL INVESTMENT IN                                                                          $ 1,136,418,575
SECURITIES - 100%


Total Cost for Income Tax Purposes $ 1,136,418,575

INCOME TAX INFORMATION

At March 31, 1999, the fund had a capital loss carryforward of approximately $133,000 of which $73,000 and $60,000 will expire on March 31, 2004 and 2005, respectively.

A total of 100% of the dividends distributed during the fiscal year was derived from interest on U.S Government securities which is generally exempt from state income tax (unaudited). The fund will notify shareholders in January 2000 of the applicable percentage for use in preparing 1999 income tax returns.

TREASURY ONLY PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                                MARCH 31, 1999

ASSETS

Investment in securities, at                   $ 1,136,418,575
value - See accompanying
schedule

Receivable for investments                      62,620,171
sold

Interest receivable                             12,785,766

 TOTAL ASSETS                                   1,211,824,512

LIABILITIES

Payable for investments         $ 100,296,464
purchased

Share transactions in process    2,070

Distributions payable            2,791,987

Accrued management fee           125,926

Distribution fees payable        34,817

Other payables and accrued       72,436
expenses

 TOTAL LIABILITIES                              103,323,700

NET ASSETS                                     $ 1,108,500,812

Net Assets consist of:

Paid in capital                                $ 1,108,676,850

Accumulated net realized gain                   (176,038)
(loss) on investments

NET ASSETS                                     $ 1,108,500,812

CLASS I:                                        $1.00
NET ASSET VALUE, offering
price  and redemption price
per  share ($949,893,867
(divided by) 949,871,155
shares)

CLASS II:                                       $1.00
NET ASSET VALUE, offering
price  and redemption price
per  share ($57,775,710
(divided by) 57,774,329)
shares

CLASS III:                                      $1.00
NET ASSET VALUE, offering
price  and redemption price
per  share ($100,831,235
(divided by) 100,828,824
shares)

STATEMENT OF OPERATIONS
                               YEAR ENDED MARCH 31, 1999

INTEREST INCOME                             $ 55,976,784

Expenses

Management fee                 $ 2,210,417

Transfer agent fees

 Class I                        270,225

 Class II                       13,872

 Class III                      34,197

Distribution fees

 Class II                       61,383

 Class III                      280,481

Accounting fees and expenses    132,560

Non-interested trustees'        513
compensation

Custodian fees and expenses     22,545

Registration fees

 Class I                        57,234

 Class II                       8,668

 Class III                      12,839

Audit                           36,776

Legal                           4,676

Miscellaneous                   12,350

 Total expenses before          3,158,736
reductions

 Expense reductions             (606,886)    2,551,850

NET INTEREST INCOME                          53,424,934

NET REALIZED GAIN (LOSS) ON                  63,050
INVESTMENTS

NET INCREASE IN NET ASSETS                  $ 53,487,984
RESULTING FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET       YEAR ENDED MARCH 31, 1999  YEAR ENDED MARCH 31, 1998
ASSETS

Operations Net interest income   $ 53,424,934               $ 62,171,816

 Net realized gain (loss)         63,050                     125,118

 NET INCREASE (DECREASE) IN       53,487,984                 62,296,934
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders
from net interest income:

  Class I                         (46,375,592)               (56,460,310)

  Class II                        (1,935,394)                (2,554,702)

  Class III                       (5,113,948)                (3,156,804)

 TOTAL DISTRIBUTIONS              (53,424,934)               (62,171,816)

Share transactions - net
increase (decrease) at net
asset value of $1.00 per
share:

  Class I                         7,277,898                  (214,223,392)

  Class II                        20,925,763                 (19,660,588)

  Class III                       360,779                    64,457,885

 TOTAL SHARE TRANSACTIONS         28,564,440                 (169,426,095)

  TOTAL INCREASE (DECREASE)       28,627,490                 (169,300,977)
IN NET ASSETS

NET ASSETS

 Beginning of period              1,079,873,322              1,249,174,299

 End of period                   $ 1,108,500,812            $ 1,079,873,322



FINANCIAL HIGHLIGHTS - CLASS I
YEARS ENDED MARCH 31,            1999       1998       1997         1996         1995 E       1994 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000    $ 1.000    $ 1.000      $ 1.000      $ 1.000      $ 1.000
period

Income from Investment
Operations

Net interest income               .049       .052       .050         .054         .033         .032

Less Distributions

From net interest income          (.049)     (.052)     (.050)       (.054)       (.033)       (.032)

Net asset value, end of period   $ 1.000    $ 1.000    $ 1.000      $ 1.000      $ 1.000      $ 1.000

TOTAL RETURN B, C                 4.99%      5.33%      5.17%        5.56%        3.38%        3.27%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 949,894  $ 942,561  $ 1,156,667  $ 1,361,050  $ 1,266,285  $ 1,049,170
(000 omitted)

Ratio of expenses to average      .20% D     .20% D     .20% D       .20% D       .20% A, D    .20% D
net assets

Ratio of net interest income      4.87%      5.20%      5.05%        5.41%        5.02% A      3.22%
to average net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E EIGHT MONTHS ENDED MARCH 31
F YEAR ENDED JULY 31

FINANCIAL HIGHLIGHTS - CLASS II
YEARS ENDED MARCH 31,            1999      1998      1997      1996 D

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000   $ 1.000   $ 1.000   $ 1.000
period

Income from Investment
Operations

Net interest income               .047      .051      .049      .020

Less Distributions

From net interest income          (.047)    (.051)    (.049)    (.020)

Net asset value, end of period   $ 1.000   $ 1.000   $ 1.000   $ 1.000

TOTAL RETURN B, C                 4.84%     5.18%     5.01%     2.04%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 57,776  $ 36,847  $ 56,502  $ 102
(000 omitted)

Ratio of expenses to average      .35% F    .35% F    .35% F    .35% A, F
net assets

Ratio of expenses to average      .35%      .35%      .34% G    .35% A
net assets after expense
reductions

Ratio of net interest income      4.73%     5.05%     4.94%     5.03% A
to average net assets

FINANCIAL HIGHLIGHTS - CLASS III
YEARS ENDED MARCH 31,            1999       1998       1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000    $ 1.000    $ 1.000   $ 1.000
period

Income from Investment
Operations

Net interest income               .046       .050       .048      .020

Less Distributions

From net interest income          (.046)     (.050)     (.048)    (.020)

Net asset value, end of period   $ 1.000    $ 1.000    $ 1.000   $ 1.000

TOTAL RETURN B, C                 4.73%      5.07%      4.90%     2.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 100,831  $ 100,465  $ 36,006  $ 4,097
(000 omitted)

Ratio of expenses to average      .45% F     .45% F     .45% F    .45% A, F
net assets

Ratio of net interest income      4.56%      4.96%      4.82%     4.86% A
to average net assets

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO MARCH 31, 1996.
E FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS III SHARES) TO MARCH 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

TREASURY PORTFOLIO

INVESTMENTS MARCH 31, 1999

Showing Percentage of Total Value of Investment in Securities



U.S. TREASURY OBLIGATIONS -
40.9%

DUE DATE                       ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                               PURCHASE

U.S. TREASURY BILLS - 12.3%

4/15/99                         4.85%                       $ 190,000,000                     $ 189,642,378

4/15/99                         4.87                         600,000,000                       598,866,000

4/22/99                         4.79                         100,000,000                       99,722,625

11/12/99                        4.71                         40,000,000                        38,871,250

                                                                                               927,102,253

U.S. TREASURY NOTES - 17.4%

4/30/99                         4.75                         80,000,000                        80,099,582

5/15/99                         4.61                         30,000,000                        30,157,685

6/30/99                         5.42                         80,000,000                        80,094,136

7/31/99                         4.63                         125,000,000                       125,474,030

7/31/99                         4.65                         40,000,000                        40,276,971

7/31/99                         4.71                         40,000,000                        40,269,745

8/15/99                         4.70                         100,000,000                       101,184,315

8/15/99                         4.75                         80,000,000                        80,347,484

8/31/99                         4.71                         50,000,000                        50,414,601

9/30/99                         4.63                         32,523,000                        32,905,399

1/31/00                         4.57                         5,000,000                         5,029,458

1/31/00                         4.62                         50,000,000                        51,221,027

1/31/00                         4.66                         70,000,000                        71,686,816

1/31/00                         4.69                         100,000,000                       100,493,110

1/31/00                         4.72                         25,000,000                        25,582,465

2/15/00                         4.73                         115,000,000                       116,037,260

2/15/00                         4.75                         80,000,000                        80,707,182

2/15/00                         4.78                         40,000,000                        40,343,575

2/15/00                         4.83                         80,000,000                        80,647,887

2/29/00                         4.78                         50,000,000                        50,271,735

2/29/00                         4.88                         30,000,000                        30,163,041

                                                                                               1,313,407,504

U.S. TREASURY NOTES -
PRINCIPAL ONLY STRIPS - 11.2%

5/15/99                         5.49                         40,000,000                        39,773,399

5/15/99                         5.50                         208,000,000                       206,829,046

5/15/99                         5.51                         200,000,000                       198,859,634

5/15/99                         5.58                         40,000,000                        39,735,141

8/15/99                         4.67                         45,000,000                        44,230,883

8/15/99                         4.74                         42,000,000                        41,276,833

8/15/99                         4.98                         25,000,000                        24,549,042

8/15/99                         5.00                         25,000,000                        24,547,145

11/15/99                        4.11                         50,000,000                        48,748,917

11/15/99                        4.25                         50,000,000                        48,709,010

11/15/99                        4.56                         30,000,000                        29,170,589

11/15/99                        4.64                         50,000,000                        48,595,562

11/15/99                        4.78                         47,000,000                        45,641,059

                                                                                               840,666,260

TOTAL U.S. TREASURY                                                                            3,081,176,017
OBLIGATIONS



REPURCHASE AGREEMENTS - 59.1%

                               MATURITY AMOUNT                   VALUE (NOTE 1)

In a joint trading account
(U.S. Treasury Obligations)
dated:

1/15/99 due 6/14/99 At 4.7%    $ 224,308,333                     $ 220,000,000

3/15/99 due 6/14/99 At 4.72%    202,386,222                       200,000,000

3/30/99 due 6/30/99 At 4.75%    394,734,167                       390,000,000

3/31/99 due 4/1/99 At:

4.95%                           614,622,578                       614,538,000

4.99%                           480,108,472                       480,042,000

5%                              2,552,354,239                     2,552,000,000

TOTAL REPURCHASE AGREEMENTS                                       4,456,580,000

TOTAL INVESTMENT IN                                             $ 7,537,756,017
SECURITIES - 100%

Total Cost for Income Tax Purposes                              $ 7,537,756,017


INCOME TAX INFORMATION

At March 31, 1999, the fund had a capital loss carryforward of approximately $194,000 all of which will expire on March 31, 2003.

A total of 22.61% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax (unaudited). The fund will notify shareholders in January 2000 of the applicable percentage for use in preparing 1999 income tax returns.

TREASURY PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                                MARCH 31, 1999

ASSETS

Investment in securities, at                   $ 7,537,756,017
value (including repurchase
agreements of
$4,456,580,000) - See
accompanying schedule

Cash                                            556

Receivable for investments                      598,520,000
sold

Interest receivable                             17,121,818

 TOTAL ASSETS                                   8,153,398,391

LIABILITIES

Payable for investments         $ 902,237,493
purchased

Share transactions in process    249,742

Distributions payable            18,888,190

Accrued management fee           1,025,182

Distribution fees payable        755,300

Other payables and accrued       360,393
expenses

 TOTAL LIABILITIES                              923,516,300

NET ASSETS                                     $ 7,229,882,091

Net Assets consist of:

Paid in capital                                $ 7,230,285,075

Accumulated net realized gain                   (402,984)
(loss) on investments

NET ASSETS                                     $ 7,229,882,091

CLASS I:                                        $1.00
NET ASSET VALUE, offering
price  and redemption price
per  share ($3,935,421,196
(divided by) 3,935,593,449
shares)

CLASS II:                                       $1.00
NET ASSET VALUE, offering
price  and redemption price
per  share ($372,733,920
(divided by) 372,750,235
shares)

CLASS III:                                      $1.00
NET ASSET VALUE, offering
price  and redemption price
per  share ($2,921,726,975
(divided by) 2,921,854,859
shares)

STATEMENT OF OPERATIONS
                                 YEAR ENDED MARCH 31, 1999

INTEREST INCOME                              $ 442,874,867

Expenses

Management fee                 $ 16,854,245

Transfer agent fees

 Class I                        1,117,188

 Class II                       94,759

 Class III                      911,691

Distribution fees

 Class II                       561,925

 Class III                      9,091,675

Accounting fees and expenses    688,303

Non-interested trustees'        30,867
compensation

Custodian fees and expenses     84,934

Registration fees

 Class I                        149,031

 Class II                       18,418

 Class III                      115,772

Audit                           56,407

Legal                           35,989

Miscellaneous                   30,091

 Total expenses before          29,841,295
reductions

 Expense reductions             (3,338,805)   26,502,490

NET INTEREST INCOME                           416,372,377

NET REALIZED GAIN (LOSS) ON                   315,299
INVESTMENTS

NET INCREASE IN NET ASSETS                   $ 416,687,676
RESULTING FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET       YEAR ENDED MARCH 31, 1999  YEAR ENDED MARCH 31, 1998
ASSETS

Operations Net interest income   $ 416,372,377              $ 446,202,517

 Net realized gain (loss)         315,299                    198,917

 NET INCREASE (DECREASE) IN       416,687,676                446,401,434
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders
from net interest income:

 Class I                          (223,121,219)              (258,877,331)

 Class II                         (18,400,040)               (15,392,353)

 Class III                        (174,851,118)              (171,932,833)

 TOTAL DISTRIBUTIONS              (416,372,377)              (446,202,517)

Share transactions - net
increase (decrease) at net
asset value of $1.00 per
share:

 Class I                          (563,249,811)              (1,099,986,542)

 Class II                         (37,665,439)               320,606,447

 Class III                        (77,380,554)               (625,282,858)

 TOTAL SHARE TRANSACTIONS         (678,295,804)              (1,404,662,953)

  TOTAL INCREASE (DECREASE)       (677,980,505)              (1,404,464,036)
IN NET ASSETS

NET ASSETS

 Beginning of period              7,907,862,596              9,312,326,632

 End of period                   $ 7,229,882,091            $ 7,907,862,596



FINANCIAL HIGHLIGHTS - CLASS I
YEARS ENDED MARCH 31,            1999         1998         1997         1996         1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000
period

Income from Investment
Operations

Net interest income               .051         .054         .052         .056         .047

Less Distributions

From net interest income          (.051)       (.054)       (.052)       (.056)       (.047)

Net asset value, end of period   $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000

TOTAL RETURN A                    5.19%        5.55%        5.30%        5.79%        4.78%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,935,421  $ 4,498,484  $ 5,598,330  $ 7,134,049  $ 4,688,198
(000 omitted)

Ratio of expenses to average      .20% B       .20% B       .20% B       .20% B       .18% B
net assets

Ratio of net interest income      5.05%        5.41%        5.17%        5.61%        4.71%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS II
YEARS ENDED MARCH 31,            1999       1998       1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000    $ 1.000    $ 1.000   $ 1.000
period

Income from Investment
Operations

Net interest income               .049       .053       .050      .021

Less Distributions

From net interest income          (.049)     (.053)     (.050)    (.021)

Net asset value, end of period   $ 1.000    $ 1.000    $ 1.000   $ 1.000

TOTAL RETURN B, C                 5.03%      5.40%      5.14%     2.14%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 372,734  $ 410,383  $ 89,801  $ 40,470
(000 omitted)

Ratio of expenses to average      .35% D     .35% D     .35% D    .35% A, D
net assets

Ratio of net interest income      4.91%      5.25%      5.01%     5.18% A
to average net assets


FINANCIAL HIGHLIGHTS - CLASS III
YEARS ENDED MARCH 31,            1999         1998         1997         1996         1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000
period

Income from Investment
Operations

Net interest income               .048         .052         .049         .054         .044

Less Distributions

From net interest income          (.048)       (.052)       (.049)       (.054)       (.044)

Net asset value, end of period   $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000

TOTAL RETURN C                    4.93%        5.29%        5.03%        5.50%        4.45%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,921,727  $ 2,998,996  $ 3,624,195  $ 1,435,302  $ 585,571
(000 omitted)

Ratio of expenses to average      .45% D       .45% D       .45% D       .46% D       .50% D
net assets

Ratio of net interest income      4.81%        5.17%        4.93%        5.28%        4.91%
to average net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO MARCH 31, 1996.

GOVERNMENT PORTFOLIO

INVESTMENTS MARCH 31, 1999

Showing Percentage of Total Value of Investment in Securities



FEDERAL AGENCIES - 65.1%

DUE DATE                        ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                PURCHASE

FANNIE MAE - 23.1%

Agency Coupons - 11.4%

4/5/99                           4.75% (a)                   $ 116,000,000                     $ 115,990,383

4/6/99                           4.97 (a)                     50,000,000                        49,985,904

4/15/99                          5.54                         24,000,000                        23,998,096

4/24/99                          4.85 (a)                     123,000,000                       122,916,384

4/28/99                          4.72 (a)                     71,000,000                        70,980,719

4/30/99                          4.74 (a)                     71,000,000                        70,981,667

5/14/99                          4.76 (a)                     46,000,000                        45,995,475

5/28/99                          4.78 (a)                     70,000,000                        69,990,337

6/15/99                          4.76 (a)                     48,000,000                        47,991,281

2/4/00                           4.85                         48,000,000                        47,953,269

2/22/00                          4.93                         49,000,000                        48,995,610

                                                                                                715,779,125

Discount Notes - 11.7%

4/8/99                           4.85                         100,000,000                       99,906,861

5/17/99                          4.99                         45,000,000                        44,719,975

5/19/99                          4.82                         67,327,000                        66,899,698

6/4/99                           5.33                         34,000,000                        33,689,920

6/8/99                           4.85                         100,000,000                       99,094,278

6/8/99                           4.86                         80,000,000                        79,274,667

6/8/99                           4.87                         31,000,000                        30,718,348

6/14/99                          4.83                         113,493,000                       112,380,201

6/14/99                          5.41                         35,500,000                        35,121,274

6/18/99                          4.57                         50,000,000                        49,520,083

8/4/99                           5.44                         38,941,000                        38,241,955

9/17/99                          4.87                         43,750,000                        42,774,436

                                                                                                732,341,696

FEDERAL HOME LOAN BANK - 21.9%

Agency Coupons - 15.9%

4/1/99                           4.77 (a)                     138,000,000                       137,967,196

4/7/99                           5.03 (a)                     47,000,000                        46,990,085

4/8/99                           4.79 (a)                     18,000,000                        17,994,313

4/11/99                          4.86 (a)                     94,000,000                        93,949,356

5/19/99                          5.56                         45,000,000                        44,999,600

5/27/99                          4.78 (a)                     135,000,000                       134,981,988

6/1/99                           4.82 (a)                     225,000,000                       224,889,298

6/15/99                          5.58                         15,000,000                        14,999,132

2/11/00                          4.92                         48,000,000                        47,963,846

2/16/00                          4.90                         50,000,000                        50,000,000

3/1/00                           5.00                         50,000,000                        49,989,245

3/3/00                           5.06                         49,000,000                        48,963,004

3/8/00                           5.17                         60,000,000                        59,947,298

4/5/00                           5.03                         25,000,000                        24,973,500

                                                                                                998,607,861



DUE DATE                        ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                PURCHASE

Discount Notes - 6.0%

4/30/99                          4.82%                       $ 46,000,000                      $ 45,825,468

5/14/99                          4.80                         100,000,000                       99,433,236

5/14/99                          4.81                         49,000,000                        48,721,993

6/23/99                          4.82                         35,000,000                        34,615,491

6/25/99                          4.82                         48,413,000                        47,868,320

6/30/99                          4.82                         100,000,000                       98,810,000

                                                                                                375,274,508

FREDDIE MAC - 20.1%

Agency Coupons - 3.8%

4/21/99                          4.73 (a)                     45,000,000                        44,995,130

4/29/99                          5.62                         50,000,000                        49,994,592

5/27/99                          4.73 (a)                     50,000,000                        49,971,130

8/13/99                          5.52                         93,000,000                        92,981,577

                                                                                                237,942,429

Discount Notes - 16.3%

4/12/99                          5.03                         36,000,000                        35,945,880

5/19/99                          4.82                         100,000,000                       99,365,333

5/20/99                          4.82                         134,000,000                       133,131,829

5/24/99                          4.82                         73,000,000                        72,488,432

6/3/99                           4.87                         50,000,000                        49,579,125

6/8/99                           4.85                         100,000,000                       99,095,222

6/10/99                          4.84                         69,200,000                        68,556,824

6/11/99                          4.85                         126,000,000                       124,809,685

6/17/99                          4.83                         100,000,000                       98,979,750

6/22/99                          4.81                         129,000,000                       127,604,292

6/25/99                          4.84                         47,000,000                        46,470,108

6/25/99                          4.85                         37,000,000                        36,581,977

6/30/99                          4.81                         10,000,000                        9,881,250

9/3/99                           4.86                         16,945,000                        16,598,451

                                                                                                1,019,088,158

TOTAL FEDERAL AGENCIES                                                                          4,079,033,777



REPURCHASE AGREEMENTS - 34.9%

                               MATURITY AMOUNT

In a joint trading account
(U.S. Government
Obligations) dated:

3/22/99 due 6/21/99 At 4.83%   $ 202,441,833                      200,000,000

3/26/99 due 6/14/99 At 4.8%     202,133,333                       200,000,000

3/31/99 due 4/1/99 At 5.04%     1,627,744,055                     1,627,516,000

(U.S. Treasury Obligations)
dated:

3/31/99 due 4/1/99 At:

4.95%                           152,185,942                       152,165,000

5%                              3,484,484                         3,484,000

TOTAL REPURCHASE AGREEMENTS                                       2,183,165,000

TOTAL INVESTMENT IN                                             $ 6,262,198,777
SECURITIES - 100%

Total Cost for Income Tax Purposes                              $ 6,262,198,777


LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

INCOME TAX INFORMATION

At March 31, 1999, the fund had a capital loss carryforward of approximately $941,000 of which $184,000, $746,000 and $11,000 will expire on March 31, 2002, 2003 and 2004, respectively. Of the loss carryforwards expiring in 2002 and 2003, $16,00 and $1,000, respectively, was acquired in the merger of U.S. Government Portfolio into Government Portfolio on October 31, 1995 and is available to offset future capital gains of the fund to the extent provided by regulations (unaudited).

A total of 17.12% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax (unaudited). The fund will notify shareholders in January 2000 of the applicable percentage for use in preparing 1999 income tax returns.

GOVERNMENT PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                               MARCH 31, 1999

ASSETS

Investment in securities, at                  $ 6,262,198,777
value (including repurchase
agreements of
$2,183,165,000) -  See
accompanying schedule

Cash                                           536

Interest receivable                            12,367,533

 TOTAL ASSETS                                  6,274,566,846

LIABILITIES

Payable for investments         $ 24,973,500
purchased

Share transactions in process    90,146,406

Distributions payable            12,683,937

Accrued management fee           714,596

Distribution fees payable        219,860

Other payables and accrued       261,995
expenses

 TOTAL LIABILITIES                             129,000,294

NET ASSETS                                    $ 6,145,566,552

Net Assets consist of:

Paid in capital                               $ 6,146,537,029

Accumulated net realized gain                  (970,477)
(loss) on investments

NET ASSETS                                    $ 6,145,566,552

CLASS I:                                       $1.00
NET ASSET VALUE, offering
price  and redemption price
per  share ($4,896,804,741
(divided by) 4,897,115,073
shares)

CLASS II:                                      $1.00
NET ASSET VALUE, offering
price  and redemption price
per  share ($419,678,621
(divided by) 419,705,218
shares)

CLASS III:                                     $1.00
NET ASSET VALUE, offering
price  and redemption price
per  share ($829,083,190
(divided by) 829,135,733
shares)

STATEMENT OF OPERATIONS
                                 YEAR ENDED MARCH 31, 1999

INTEREST INCOME                              $ 269,814,421

Expenses

Management fee                 $ 10,044,935

Transfer agent fees

 Class I                        1,002,280

 Class II                       81,139

 Class III                      245,540

Distribution fees

 Class II                       402,268

 Class III                      1,733,633

Accounting fees and expenses    429,957

Non-interested trustees'        4,674
compensation

Custodian fees and expenses     68,786

Registration fees

 Class I                        420,458

 Class II                       41,880

 Class III                      74,591

Audit                           39,656

Legal                           20,430

Miscellaneous                   22,681

 Total expenses before          14,632,908
reductions

 Expense reductions             (2,453,527)   12,179,381

NET INTEREST INCOME                           257,635,040

NET REALIZED GAIN (LOSS)  ON                  26,737
INVESTMENTS

NET INCREASE IN NET ASSETS                   $ 257,661,777
RESULTING FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET       YEAR ENDED MARCH 31, 1999  YEAR ENDED MARCH 31, 1998
ASSETS

Operations Net interest income   $ 257,635,040              $ 228,606,624

 Net realized gain (loss)         26,737                     68,926

 NET INCREASE (DECREASE) IN       257,661,777                228,675,550
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders
from net interest income:

 Class I                          (210,351,889)              (186,389,108)

 Class II                         (13,261,130)               (6,159,594)

 Class III                        (34,022,021)               (36,057,922)

 TOTAL DISTRIBUTIONS              (257,635,040)              (228,606,624)

Share transactions - net
increase (decrease) at net
asset value of $1.00 per
share:

 Class I                          1,368,411,434              717,605,707

 Class II                         267,739,413                43,315,253

 Class III                        154,489,280                15,593,566

 TOTAL SHARE TRANSACTIONS         1,790,640,127              776,514,526

  TOTAL INCREASE (DECREASE)       1,790,666,864              776,583,452
IN NET ASSETS

NET ASSETS

 Beginning of period              4,354,899,688              3,578,316,236

 End of period                   $ 6,145,566,552            $ 4,354,899,688



FINANCIAL HIGHLIGHTS - CLASS I
YEARS ENDED MARCH 31,            1999         1998         1997         1996         1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000
period

Income from Investment
Operations

Net interest income               .052         .055         .052         .057         .048

Less Distributions

From net interest income          (.052)       (.055)       (.052)       (.057)       (.048)

Net asset value, end of period   $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000

TOTAL RETURN A                    5.31%        5.60%        5.37%        5.84%        4.86%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 4,896,805  $ 3,528,366  $ 2,810,717  $ 3,064,136  $ 3,321,066
(000 omitted)

Ratio of expenses to average      .20% B       .20% B       .20% B       .20% B       .18% B
net assets

Ratio of net interest income      5.18%        5.47%        5.25%        5.69%        4.77%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS II
YEARS ENDED MARCH 31,            1999       1998       1997       1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000    $ 1.000    $ 1.000    $ 1.000
period

Income from Investment
Operations

Net interest income               .050       .053       .051       .021

Less Distributions

From net interest income          (.050)     (.053)     (.051)     (.021)

Net asset value, end of period   $ 1.000    $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN B, C                 5.16%      5.45%      5.22%      2.16%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 419,679  $ 151,951  $ 108,636  $ 102
(000 omitted)

Ratio of expenses to average      .35% D     .35% D     .35% D     .35% A, D
net assets

Ratio of net interest income      4.94%      5.32%      5.10%      5.33% A
to average net assets


FINANCIAL HIGHLIGHTS - CLASS IIII
YEARS ENDED MARCH 31,            1999       1998       1997       1996       1995 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
period

Income from Investment
Operations

Net interest income               .049       .052       .050       .054       .045

Less Distributions

From net interest income          (.049)     (.052)     (.050)     (.054)     (.045)

Net asset value, end of period   $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN B, C                 5.05%      5.34%      5.11%      5.58%      4.57%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 829,083  $ 674,582  $ 658,964  $ 194,489  $ 40,516
(000 omitted)

Ratio of expenses to average      .45% D     .45% D     .45% D     .45% D     .43% A, D
net assets

Ratio of net interest income      4.91%      5.21%      5.00%      5.30%      5.13% A
to average net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO MARCH 31, 1996.
F FOR THE PERIOD APRIL 4, 1994 (COMMENCEMENT OF SALE OF CLASS III SHARES) TO MARCH 31, 1995.

DOMESTIC PORTFOLIO

INVESTMENTS MARCH 31, 1999

Showing Percentage of Total Value of Investment in Securities



CERTIFICATES OF DEPOSIT - 3.4%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE  (NOTE 1)
                                 PURCHASE

DOMESTIC CERTIFICATES OF
DEPOSIT - 3.4%

American Express Centurion Bank

4/26/99                           4.85%                       $ 30,000,000                      $ 30,000,000

Chase Manhattan Bank

5/10/99                           5.75                         5,000,000                         4,999,821

Fleet National Bank

5/3/99                            4.97 (b)                     8,000,000                         7,995,921

Mellon Bank NA, Pittsburgh

6/3/99                            5.75                         15,000,000                        15,000,000

US Bank NA Minnesota

9/15/99                           4.94                         50,000,000                        50,000,000

TOTAL CERTIFICATES OF DEPOSIT                                                                    107,995,742

COMMERCIAL PAPER - 70.0%



Asset Securitization Coop.
Corp.

4/14/99                           5.14                         2,000,000                         1,996,331

4/14/99                           5.17                         5,000,000                         4,990,828

4/15/99                           5.14                         5,000,000                         4,990,122

4/15/99                           5.17                         5,000,000                         4,990,122

6/7/99                            4.91                         50,000,000                        49,548,681

6/22/99                           4.90                         5,000,000                         4,944,878

6/23/99                           4.90                         16,000,000                        15,821,458

6/23/99                           4.92                         15,000,000                        14,832,271

6/29/99                           4.91                         10,000,000                        9,880,344

Associates First Capital BV

6/8/99                            4.92                         50,000,000                        49,541,000

Associates First Capital Corp.

5/3/99                            4.88                         5,000,000                         4,978,578

Centric Capital Corp.

4/14/99                           4.88                         20,000,000                        19,965,117

4/19/99                           4.87                         3,250,000                         3,242,168

4/19/99                           4.89                         4,722,000                         4,710,549

4/21/99                           4.88                         6,666,000                         6,648,150

4/22/99                           4.88                         5,000,000                         4,985,942

5/10/99                           4.92                         5,000,000                         4,973,567

6/1/99                            4.94                         7,600,000                         7,537,156

CIESCO L.P.

4/9/99                            4.86                         9,000,000                         8,990,380

4/16/99                           4.87                         15,000,000                        14,969,875

5/3/99                            4.91                         17,000,000                        16,926,409

5/4/99                            4.88                         10,000,000                        9,955,542

5/7/99                            4.91                         10,000,000                        9,951,300

5/27/99                           4.89                         8,000,000                         7,939,769

6/3/99                            4.89                         15,000,000                        14,872,950

CIT Group, Inc.

4/5/99                            5.08                         5,000,000                         4,997,222

6/7/99                            4.93                         50,000,000                        49,546,819

6/21/99                           4.89                         16,000,000                        15,826,120



DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE  (NOTE 1)
                                 PURCHASE

Citibank Credit Card Master
Trust I (Dakota Certificate
Program)

4/7/99                            4.95%                       $ 5,000,000                       $ 4,995,917

4/7/99                            4.96                         11,000,000                        10,991,017

4/21/99                           4.89                         50,000,000                        49,865,833

5/5/99                            4.90                         18,800,000                        18,714,063

5/12/99                           4.90                         12,000,000                        11,933,853

5/13/99                           4.89                         10,000,000                        9,943,650

5/14/99                           4.90                         10,000,000                        9,942,189

Commercial Credit Group, Inc.

5/12/99                           4.88                         15,000,000                        14,917,317

Delaware Funding Corp.

4/15/99                           4.96                         5,000,000                         4,990,375

4/16/99                           4.87                         10,263,000                        10,242,388

4/27/99                           4.89                         10,000,000                        9,964,828

5/12/99                           4.89                         50,000,000                        49,724,958

Enterprise Funding Corp.

4/7/99                            4.88                         13,005,000                        12,994,509

4/21/99                           4.89                         9,284,000                         9,259,036

4/28/99                           4.88                         3,522,000                         3,509,268

4/28/99                           4.90                         30,557,000                        30,445,849

4/29/99                           4.89                         5,000,000                         4,981,217

5/3/99                            4.88                         10,617,000                        10,571,512

5/4/99                            4.87                         7,153,000                         7,121,461

5/7/99                            4.89                         20,000,000                        19,902,800

5/11/99                           4.89                         9,000,000                         8,951,700

5/12/99                           4.92                         16,614,000                        16,521,663

5/28/99                           4.92                         3,990,000                         3,959,234

6/17/99                           4.91                         21,729,000                        21,503,592

Falcon Asset Securitization

4/20/99                           4.89                         25,000,000                        24,935,677

5/5/99                            4.89                         5,000,000                         4,977,050

5/11/99                           4.89                         11,000,000                        10,940,600

5/13/99                           4.90                         12,000,000                        11,931,960

6/14/99                           4.91                         10,000,000                        9,900,306

6/15/99                           4.92                         13,785,000                        13,645,427

Fleet Funding Corp.

4/14/99                           4.89                         40,000,000                        39,929,944

5/10/99                           4.90                         24,732,000                        24,601,786

5/13/99                           4.89                         20,000,000                        19,886,833

Ford Motor Credit Co.

4/16/99                           4.87                         23,775,000                        23,727,351

4/20/99                           4.87                         20,000,000                        19,949,017

4/29/99                           4.86                         15,000,000                        14,944,000

5/18/99                           4.87                         25,000,000                        24,842,354

5/19/99                           4.87                         20,000,000                        19,871,200

General Electric Capital Corp.

4/12/99                           5.09                         50,000,000                        49,923,611

5/25/99                           4.91                         60,000,000                        59,564,400

6/2/99                            4.94                         5,000,000                         4,958,236

6/14/99                           4.96                         20,000,000                        19,798,967

6/16/99                           4.90                         15,000,000                        14,846,733

8/30/99                           5.00                         20,000,000                        19,590,622

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE  (NOTE 1)
                                 PURCHASE

General Electric Capital
Services, Inc.

6/7/99                            4.90%                       $ 15,000,000                      $ 14,865,442

6/16/99                           4.93                         50,000,000                        49,487,000

General Electric Co.

4/8/99                            5.09                         5,000,000                         4,995,139

General Motors Acceptance Corp.

4/1/99                            5.06                         50,000,000                        50,000,000

4/22/99                           4.87                         5,000,000                         4,985,971

5/20/99                           4.90                         15,000,000                        14,901,183

6/16/99                           4.94                         35,000,000                        34,640,161

Goldman Sachs Group L.P.

5/25/99                           4.90                         20,000,000                        19,854,500

Household Finance Corp.

5/12/99                           4.88                         5,000,000                         4,972,439

International Lease Financial
Corp.

4/26/99                           4.86                         8,600,000                         8,571,333

Kitty Hawk Funding Corp.

4/6/99                            5.00                         20,000,000                        19,986,111

4/27/99                           4.88                         20,000,000                        19,930,378

5/7/99                            4.93                         36,795,000                        36,615,072

5/21/99                           4.91                         20,000,000                        19,865,278

8/16/99                           4.98                         20,000,000                        19,630,100

Marsh & McLennan Companies,
Inc.

5/19/99                           4.88                         35,000,000                        34,774,133

Monsanto Co.

6/17/99                           4.90                         50,000,000                        49,482,389

6/21/99                           4.90                         15,000,000                        14,836,650

Morgan (JP) & Co., Inc.

4/12/99                           5.09                         25,000,000                        24,961,806

4/13/99                           4.90                         5,000,000                         4,991,917

4/13/99                           4.91                         20,000,000                        19,967,667

4/14/99                           4.92                         10,000,000                        9,982,414

4/14/99                           4.94                         15,000,000                        14,973,621

6/21/99                           4.90                         45,000,000                        44,509,950

Morgan Stanley, Dean Witter &
Co.

5/17/99                           4.90                         21,000,000                        20,869,590

6/9/99                            4.91                         20,000,000                        19,814,083

National Rural Utility Coop.
Finance Corp.

5/26/99                           4.87                         10,000,000                        9,926,208

6/24/99                           4.88                         14,050,000                        13,891,984

New Center Asset Trust

4/1/99                            5.07                         15,000,000                        15,000,000

4/20/99                           4.95                         5,000,000                         4,987,096

4/20/99                           4.96                         40,000,000                        39,896,767

4/22/99                           4.87                         72,000,000                        71,797,863

5/10/99                           4.88                         25,000,000                        24,869,458

Norwest Financial, Inc.

6/21/99                           4.90                         20,000,000                        19,782,200



DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE  (NOTE 1)
                                 PURCHASE

Preferred Receivables Funding
Corp.

4/1/99                            5.10%                       $ 10,000,000                      $ 10,000,000

4/5/99                            4.89                         4,645,000                         4,642,502

4/6/99                            4.89                         13,350,000                        13,341,026

4/15/99                           4.86                         4,000,000                         3,992,518

5/11/99                           4.90                         8,365,000                         8,319,829

5/17/99                           4.93                         10,000,000                        9,937,644

5/25/99                           4.91                         5,635,000                         5,593,921

Salomon Smith Barney
Holdings, Inc.

5/7/99                            4.90                         5,000,000                         4,975,700

5/10/99                           4.89                         10,000,000                        9,947,458

5/10/99                           4.92                         100,000,000                       99,471,330

5/17/99                           4.91                         35,000,000                        34,782,650

Three Rivers Funding Corp.

4/16/99                           4.89                         22,102,000                        22,057,520

4/20/99                           4.92                         13,000,000                        12,966,381

5/17/99                           4.90                         20,264,000                        20,138,161

5/17/99                           4.91                         10,074,000                        10,011,312

Triple A One Funding Corp.

5/5/99                            4.89                         13,016,000                        12,956,257

6/9/99                            4.91                         25,000,000                        24,768,563

TOTAL COMMERCIAL PAPER                                                                           2,251,786,626

FEDERAL AGENCIES - 0.9%



FEDERAL HOME LOAN BANK - 0.9%

Agency Coupons - 0.9%

6/1/99                            4.82 (b)                     28,000,000        27,986,224

BANK NOTES - 14.1%



American Express Centurion Bank

4/12/99                           4.90 (b)                     20,000,000                        20,000,000

First National Bank of Chicago

5/4/99                            4.88                         50,000,000                        49,999,276

First Union National Bank of
North Carolina

4/1/99                            4.94 (b)                     17,000,000                        16,999,748

4/19/99                           4.25                         4,000,000                         4,000,256

4/19/99                           5.03                         5,000,000                         5,000,290

4/21/99                           4.99 (b)                     20,000,000                        20,000,000

Fleet National Bank, Providence

5/4/99                            4.97 (b)                     8,000,000                         7,997,622

LaSalle National Bank, Chicago

8/3/99                            4.90                         27,000,000                        27,000,000

8/4/99                            4.90                         18,000,000                        18,000,000

8/10/99                           4.92                         50,000,000                        50,000,000

8/11/99                           4.93                         35,000,000                        35,000,000

Mellon Bank NA, Pittsburgh

5/18/99                           4.91 (b)                     25,000,000                        24,989,381

8/10/99                           4.92                         50,000,000                        50,000,000

BANK NOTES - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE  (NOTE 1)
                                 PURCHASE

NationsBank NA

4/6/99                            4.95% (b)                   $ 20,000,000                      $ 19,990,703

4/13/99                           4.98                         5,000,000                         5,000,000

4/13/99                           5.05                         10,000,000                        10,000,000

4/20/99                           4.84                         5,000,000                         5,000,000

6/30/99                           5.05                         25,000,000                        25,000,000

PNC Bank NA, Pittsburgh

5/3/99                            4.98 (b)                     8,000,000                         7,999,302

Wachovia Bank NA

8/20/99                           4.94                         50,000,000                        50,000,000

TOTAL BANK NOTES                                                                                 451,976,578

MASTER NOTES - 0.8%



Goldman Sachs Group L.P.

6/8/99                            5.08 (b)                     20,000,000                        20,000,000

SunTrust Banks, Inc.

4/1/99                            4.89 (b)                     5,000,000                         5,000,000

TOTAL MASTER NOTES                                                                               25,000,000

MEDIUM-TERM NOTES - 2.0%



Bishops Gate Resources
Mortgage Trust

4/1/99                            5.17 (b)                     7,000,000                         7,000,000

Goldman Sachs Group L.P.

4/7/99                            5.26 (b)(c)                  12,000,000                        12,000,000

4/27/99                           5.07 (b)(c)                  18,000,000                        18,000,000

5/10/99                           5.05 (a)(b)                  10,000,000                        10,000,000

Morgan Guaranty Trust Co., NY

4/27/99                           4.89 (b)                     10,000,000                        9,997,161

Norwest Corp.

4/22/99                           4.99 (b)                     9,000,000                         9,000,000

TOTAL MEDIUM-TERM NOTES                                                                          65,997,161

SHORT-TERM NOTES - 2.3%



Capital One Funding Corp.
Series 1994 B,

4/7/99                            4.97 (b)                     3,691,000                         3,691,000

Capital One Funding Corp.
Series 1994 E,

4/7/99                            4.97 (b)                     1,109,000                         1,109,000

Capital One Funding Corp.
Series 1995 D,

4/7/99                            4.97 (b)                     2,792,000                         2,792,000

Capital One Funding Corp.
Series 1996 G,

4/7/99                            4.97 (b)                     3,971,000                         3,971,000

Capital One Funding Corp.
Series 1997 D,

4/7/99                            4.97 (b)                     3,300,000                         3,300,000

Capital One Funding Corp.
Series 1997 G,

4/7/99                            4.97 (b)                     7,540,000                         7,540,000

Monumental Life Insurance Co.

4/1/99                            5.10 (b)(c)                  10,000,000                        10,000,000

4/12/99                           5.11 (b)(c)                  10,000,000                        10,000,000



DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE  (NOTE 1)
                                 PURCHASE

New York Life Insurance Co.

4/1/99                            5.35% (b)(c)                $ 5,000,000                       $ 5,000,000

Pacific Life Insurance Co.

6/9/99                            5.07 (a)(b)                  3,000,000                         3,000,000

Strategic Money Market Trust
(1998-A)

6/16/99                           5.10 (b)                     24,000,000                        24,000,000

TOTAL SHORT-TERM NOTES                                                                           74,403,000


REPURCHASE AGREEMENTS - 6.5%

                              MATURITY AMOUNT

In a joint trading account
(U.S. Government
Obligations) dated

3/31/99 due 4/1/99 At 5.04%   $ 70,009,809                       70,000,000

(U.S. Treasury Obligations)
dated

3/31/99 due 4/1/99 At 4.95%    140,790,374                       140,771,000

TOTAL REPURCHASE AGREEMENTS                                      210,771,000

TOTAL INVESTMENT  IN                                           $ 3,215,916,331
SECURITIES - 100%

Total Cost for Income Tax Purposes                             $ 3,215,916,331

LEGEND
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,000,000 or 0.4% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

SECURITY                       ACQUISITION DATE  COST

Goldman Sachs Group L.P.       12/7/98           $ 12,000,000
5.26%, 4/7/99

Goldman Sachs Group L.P.       1/22/99           $ 18,000,000
5.07%, 4/27/99

Monumental Life Insurance Co.  9/17/98           $ 10,000,000
5.10%, 4/1/99

Monumental Life Insurance Co.  3/12/99           $ 10,000,000
5.11%, 4/12/99

New York Life Insurance Co.    12/21/98          $ 5,000,000
5.35%, 4/1/99

OTHER INFORMATION

At the end of the period, restricted securities (excluding 144A issues) amounted to $55,000,000 or 1.7% of net assets.

INCOME TAX INFORMATION

At March 31, 1999, the fund had a capital loss carryforward of approximately $88,000 of which $6,000, $49,000, $32,000 and $1,000 will expire on March 31, 2001, 2003, 2005 and 2006, respectively.

A total of 1.42% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax (unaudited). The fund will notify shareholders in January 2000 of the applicable percentage for use in preparing 1999 income tax returns.

DOMESTIC PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                               MARCH 31, 1999

ASSETS

Investment in securities, at                  $ 3,215,916,331
value (including repurchase
agreements of $210,771,000)
- See accompanying schedule

Cash                                           1,102

Receivable for investments                     500,000
sold

Interest receivable                            5,927,688

 TOTAL ASSETS                                  3,222,345,121

LIABILITIES

Payable for investments         $ 19,990,703
purchased

Share transactions in process    46,206,649

Distributions payable            3,277,931

Accrued management fee           408,486

Distribution fees payable        171,679

Other payables and accrued       361,345
expenses

 TOTAL LIABILITIES                             70,416,793

NET ASSETS                                    $ 3,151,928,328

Net Assets consist of:

Paid in capital                               $ 3,152,016,426

Accumulated net realized gain                  (88,098)
(loss) on investments

NET ASSETS                                    $ 3,151,928,328

CLASS I:                                       $1.00
NET ASSET VALUE, offering
price   and redemption price
per   share ($2,229,906,213
(divided by)  2,229,976,896
shares)

CLASS II: NET ASSET VALUE,                     $1.00
offering price   and
redemption price per   share
($324,648,109 (divided by)
324,658,400 shares)

CLASS III: NET ASSET VALUE,                    $1.00
offering price   and
redemption price per   share
($597,374,006 (divided by)
597,392,941 shares)

STATEMENT OF OPERATIONS
                                YEAR ENDED MARCH 31, 1999

INTEREST INCOME                              $ 96,288,114

EXPENSES

Management fee                 $ 3,600,888

Transfer agent fees

 Class I                        373,400

 Class II                       45,050

 Class III                      70,060

Distribution fees

 Class II                       215,251

 Class III                      564,431

Accounting fees and expenses    185,642

Non-interested trustees'        12,344
compensation

Custodian fees and expenses     28,426

Registration fees

 Class I                        363,192

 Class II                       51,321

 Class III                      73,581

Audit                           29,928

Legal                           21,242

Reports to shareholders         10,534

Miscellaneous                   1,296

 Total expenses before          5,646,586
reductions

 Expense reductions             (1,268,197)   4,378,389

NET INTEREST INCOME                           91,909,725

NET REALIZED GAIN (LOSS)  ON                  41,042
INVESTMENTS

NET INCREASE IN NET ASSETS                   $ 91,950,767
RESULTING FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET       YEAR ENDED MARCH 31, 1999  YEAR ENDED MARCH 31, 1998
ASSETS

Operations Net interest income   $ 91,909,725               $ 68,146,835

 Net realized gain (loss)         41,042                     (4,895)

 NET INCREASE (DECREASE) IN       91,950,767                 68,141,940
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders
from net interest income

 Class I                          (73,935,908)               (63,098,581)

 Class II                         (7,057,324)                (579,325)

 Class III                        (10,916,493)               (4,468,929)

 TOTAL DISTRIBUTIONS              (91,909,725)               (68,146,835)

Share transactions - net
increase (decrease) at net
asset value of $1.00 per
share:

 Class I                          777,527,539                251,287,735

  Net asset value of Domestic     281,496,359                -
Portfolio Class I shares
issued in exchange    for
the net assets of Rated
Money Market Portfolio Class
I

 Class II                         218,713,695                30,222,382

  Net asset value of Domestic     71,482,363                 -
Portfolio Class II shares
issued in exchange    for
the net assets of Rated
Money Market Portfolio Class
II

 Class III                        395,616,253                (48,417,851)

  Net asset value of Domestic     128,465,120                -
Portfolio Class III shares
issued in exchange    for
the net assets of Rated
Money Market Portfolio Class
III

 TOTAL SHARE TRANSACTIONS         1,873,301,329              233,092,266

  TOTAL INCREASE (DECREASE)       1,873,342,371              233,087,371
IN NET ASSETS

NET ASSETS

 Beginning of period              1,278,585,957              1,045,498,586

 End of period                   $ 3,151,928,328            $ 1,278,585,957



FINANCIAL HIGHLIGHTS - CLASS I
YEARS ENDED MARCH 31,            1999         1998         1997       1996         1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000      $ 1.000      $ 1.000    $ 1.000      $ 1.000
period

Income from Investment
Operations

Net interest income               .052         .055         .053       .057         .049

Less Distributions

From net interest income          (.052)       (.055)       (.053)     (.057)       (.049)

Net asset value, end of period   $ 1.000      $ 1.000      $ 1.000    $ 1.000      $ 1.000

TOTAL RETURN A                    5.37%        5.64%        5.40%      5.85%        4.97%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,229,906  $ 1,170,833  $ 919,554  $ 1,117,917  $ 771,937
(000 omitted)

Ratio of expenses to average      .20% B       .20% B       .20% B     .20% B       .18% B
net assets

Ratio of net interest income      5.17%        5.50%        5.26%      5.66%        4.94%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS II
YEARS ENDED MARCH 31,            1999       1998      1997     1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000    $ 1.000   $ 1.000  $ 1.000
period

Income from Investment
Operations

Net interest income               .051       .054      .051     .021

Less Distributions

From net interest income          (.051)     (.054)    (.051)   (.021)

Net asset value, end of period   $ 1.000    $ 1.000   $ 1.000  $ 1.000

TOTAL RETURN B, C                 5.22%      5.49%     5.24%    2.15%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 324,648  $ 34,455  $ 4,235  $ 2,105
(000 omitted)

Ratio of expenses to average      .35% D     .35% D    .35% D   .35% A, D
net assets

Ratio of net interest income      4.92%      5.36%     5.10%    5.20% A
to average net assets


FINANCIAL HIGHLIGHTS - CLASS III
YEARS ENDED MARCH 31,            1999       1998      1997       1996      1995 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000    $ 1.000   $ 1.000    $ 1.000   $ 1.000
period

Income from Investment
Operations

Net interest income               .050       .053      .050       .054      .035

Less Distributions

From net interest income          (.050)     (.053)    (.050)     (.054)    (.035)

Net asset value, end of period   $ 1.000    $ 1.000   $ 1.000    $ 1.000   $ 1.000

TOTAL RETURNB, C                  5.11%      5.38%     5.13%      5.56%     3.51%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 597,374  $ 73,298  $ 121,709  $ 47,396  $ 26,545
(000 omitted)

Ratio of expenses to average      .45% D     .45% D    .45% D     .47% D    .50% A, D
net assets

Ratio of net interest income      4.84%      5.26%     5.02%      5.40%     5.14% A
to average net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO MARCH 31, 1996.
F FOR THE PERIOD JULY 19, 1994 (COMMENCEMENT OF SALE OF CLASS III SHARES) TO MARCH 31, 1995.

MONEY MARKET PORTFOLIO

INVESTMENTS MARCH 31, 1999

Showing Percentage of Total Value of Investment in Securities



CERTIFICATES OF DEPOSIT - 34.3%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE  (NOTE 1)
                                 PURCHASE

DOMESTIC CERTIFICATES OF
DEPOSIT - 0.4%

Fleet National Bank

5/3/99                            4.97% (b)                   $ 49,000,000                      $ 48,975,015

LONDON BRANCH, EURODOLLAR,
FOREIGN BANKS - 17.4%

Abbey National Treasury
Services PLC

4/6/99                            4.94                         400,000,000                       399,999,995

4/8/99                            4.95                         50,000,000                        50,000,000

4/15/99                           4.90                         100,000,000                       100,000,000

6/17/99                           4.90                         115,000,000                       115,000,000

Bank of Scotland Treasury
Services

4/12/99                           5.07                         20,000,000                        20,000,060

5/5/99                            5.05                         50,000,000                        50,000,461

Banque Nationale de Paris

5/4/99                            5.05                         10,000,000                        9,999,642

Barclays Bank PLC

4/6/99                            4.97                         250,000,000                       250,000,000

6/14/99                           4.84                         60,000,000                        60,009,852

9/7/99                            5.03                         150,000,000                       150,000,000

9/7/99                            5.04                         200,000,000                       200,000,000

Bayerische Hypo-und
Vereinsbank AG

4/26/99                           5.06                         35,000,000                        35,000,238

5/12/99                           4.89                         100,000,000                       100,000,281

Commerzbank AG

4/6/99                            4.95                         200,000,000                       200,000,274

5/5/99                            4.93                         125,000,000                       125,001,161

Credit Agricole Indosuez

4/8/99                            4.93                         100,000,000                       100,000,048

8/5/99                            4.92                         55,000,000                        54,995,737

8/16/99                           4.92                         32,000,000                        32,000,000

Halifax PLC

8/12/99                           4.92                         50,000,000                        50,000,000

8/19/99                           4.95                         20,000,000                        20,000,000

Kredietbank NV

6/17/99                           4.90                         30,000,000                        30,000,000

Merita Bank PLC

4/12/99                           4.94                         50,000,000                        49,999,908

Norddeutsche Landesbank
Girozentrale

6/30/99                           4.93                         75,000,000                        75,001,844

Northern Rock PLC

6/21/99                           4.90                         20,000,000                        20,000,000

Westdeutsche Landesbank
Girozentrale

5/17/99                           4.90                         75,000,000                        75,000,000

                                                                                                 2,372,009,501

NEW YORK BRANCH, YANKEE
DOLLAR, FOREIGN BANKS - 16.4%

ABN-AMRO Bank NV

6/7/99                            5.76                         50,000,000                        49,994,726

6/30/99                           5.05                         60,000,000                        60,000,731

Bank of Montreal, Canada

3/3/00                            5.35                         80,000,000                        79,950,282



DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE  (NOTE 1)
                                 PURCHASE

Banque Nationale de Paris

4/8/99                            5.04%                       $ 80,000,000                      $ 80,000,000

Barclays Bank PLC

3/1/00                            5.30                         25,000,000                        24,986,755

Bayerische Hypo-und
Vereinsbank AG

4/19/99                           4.90                         135,000,000                       135,000,000

Canadian Imperial Bank of
Commerce

4/5/99                            5.09                         85,000,000                        85,000,000

Commerzbank AG

5/4/99                            5.01                         30,000,000                        30,000,000

5/10/99                           5.13                         50,000,000                        50,000,000

9/1/99                            5.03                         20,000,000                        20,000,000

Credit Agricole Indosuez

9/1/99                            5.00                         40,000,000                        40,000,000

Credit Communale de Belgique

8/11/99                           4.92                         60,000,000                        60,000,000

Deutsche Bank AG

6/2/99                            4.93                         100,000,000                       100,000,000

8/9/99                            4.90                         100,000,000                       100,000,000

8/11/99                           4.92                         50,000,000                        50,000,000

2/16/00                           5.12                         35,000,000                        34,985,166

Dresdner Bank AG

4/26/99                           5.05                         35,000,000                        35,000,000

5/10/99                           4.89                         200,000,000                       200,000,000

Landesbank Hessen-Thuringen

4/12/99                           5.07                         70,000,000                        70,000,210

3/1/00                            5.22                         35,000,000                        34,984,536

National Westminster Bank PLC

6/7/99                            5.75                         50,000,000                        49,994,067

3/15/00                           5.15                         40,000,000                        39,985,315

Norddeutsche Landesbank
Girozentrale

3/1/00                            5.30                         25,000,000                        24,988,963

RaboBank Nederland Coop.
Central

5/5/99                            5.83                         35,000,000                        34,998,127

6/1/99                            5.75                         50,000,000                        49,994,396

9/2/99                            5.00                         60,000,000                        60,000,000

Royal Bank of Canada

4/9/99                            4.89 (b)(d)                  65,000,000                        64,959,967

2/28/00                           5.26                         30,000,000                        29,988,148

Societe Generale, France

6/9/99                            4.91                         50,000,000                        50,000,000

Swiss Bank Corp.

6/3/99                            5.75                         100,000,000                       99,988,425

6/11/99                           5.80                         50,000,000                        49,994,412

Toronto Dominion Bank

6/4/99                            5.76                         73,000,000                        72,990,191

UBS AG

5/10/99                           5.02                         50,000,000                        50,002,892

Unibank A/S

4/6/99                            4.95                         50,000,000                        50,000,343

CERTIFICATES OF DEPOSIT -
CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE  (NOTE 1)
                                 PURCHASE

NEW YORK BRANCH, YANKEE
DOLLAR, FOREIGN BANKS -
CONTINUED

Westdeutsche Landesbank
Girozentrale

6/7/99                            4.89%                       $ 65,000,000                      $ 65,000,000

Westpac Banking Corp.

4/6/99                            4.95                         95,000,000                        95,000,065

                                                                                                 2,227,787,717

SAN FRANCISCO BRANCH, YANKEE
DOLLAR, FOREIGN BANKS - 0.1%

Banque Nationale de Paris

5/4/99                            5.01                         20,000,000                        20,000,000

TOTAL CERTIFICATES OF DEPOSIT                                                                    4,668,772,233

COMMERCIAL PAPER - 46.8%



Aspen Funding Corp.

4/22/99                           4.89                         45,000,000                        44,873,213

5/11/99                           4.91                         50,000,000                        49,730,556

5/12/99                           4.90                         80,000,000                        79,557,200

6/7/99                            4.94                         25,000,000                        24,772,944

Asset Securitization Coop.
Corp.

4/14/99                           5.17                         40,000,000                        39,926,622

4/15/99                           5.14                         75,000,000                        74,852,708

4/15/99                           5.17                         10,000,000                        9,980,244

6/22/99                           4.90                         25,000,000                        24,724,389

6/22/99                           4.91                         44,000,000                        43,513,922

6/23/99                           4.92                         65,000,000                        64,273,174

6/29/99                           4.91                         45,000,000                        44,461,550

Associates Corp. of North
America

4/6/99                            4.86                         10,000,000                        9,993,306

5/27/99                           5.00                         100,000,000                       99,237,778

Centric Capital Corp.

5/19/99                           4.93                         20,000,000                        19,869,867

CIESCO L.P.

4/9/99                            4.86                         26,000,000                        25,972,209

5/3/99                            4.91                         16,000,000                        15,930,738

5/11/99                           4.92                         25,000,000                        24,864,722

Citibank Credit Card Master
Trust I (Dakota Certificate
Program)

4/8/99                            4.96                         75,000,000                        74,928,542

4/21/99                           4.88                         12,000,000                        11,967,867

5/12/99                           4.90                         50,000,000                        49,724,674

5/14/99                           4.90                         75,000,000                        74,566,417

6/7/99                            4.97                         19,000,000                        18,826,731

Commonwealth Bank of Australia

4/15/99                           4.88                         25,000,000                        24,953,139

8/12/99                           4.92                         25,000,000                        24,556,667

8/16/99                           4.95                         10,000,000                        9,816,192

Cregem North America, Inc.

4/8/99                            4.94                         50,000,000                        49,952,556

4/9/99                            4.94                         50,000,000                        49,945,778



DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE  (NOTE 1)
                                 PURCHASE

Daimler-Chrysler North
America Corp.

4/27/99                           5.14%                       $ 60,000,000                      $ 59,781,167

5/20/99                           4.91                         20,000,000                        19,867,972

5/26/99                           4.90                         25,000,000                        24,815,139

6/7/99                            4.96                         100,000,000                       99,089,917

6/8/99                            4.95                         50,000,000                        49,538,167

6/10/99                           4.91                         20,000,000                        19,811,778

6/21/99                           4.90                         25,000,000                        24,727,750

6/28/99                           4.90                         90,000,000                        88,935,200

Delaware Funding Corp.

4/7/99                            4.87                         31,000,000                        30,975,097

4/22/99                           4.89                         60,000,000                        59,830,250

5/19/99                           4.90                         72,000,000                        71,535,360

6/9/99                            4.91                         71,168,000                        70,506,434

Den Danske Corp., Inc.

4/22/99                           4.88                         50,000,000                        49,859,417

Deutsche Bank Financial, Inc.

4/12/99                           4.87                         50,000,000                        49,926,208

4/16/99                           4.94                         100,000,000                       99,797,083

5/10/99                           4.90                         100,000,000                       99,475,667

Enterprise Funding Corp.

4/28/99                           4.91                         20,000,000                        19,927,100

Falcon Asset Securitization

4/19/99                           4.91                         50,000,000                        49,878,250

5/5/99                            4.89                         22,850,000                        22,745,119

5/12/99                           4.90                         40,000,000                        39,778,144

Finova Capital Corp.

4/14/99                           5.07                         12,000,000                        11,978,333

4/26/99                           5.04                         13,000,000                        12,954,861

6/2/99                            5.03                         13,000,000                        12,888,727

6/16/99                           4.97                         10,000,000                        9,896,344

Ford Motor Credit Co.

4/15/99                           4.87                         50,000,000                        49,906,472

4/29/99                           4.87                         10,000,000                        9,962,667

5/17/99                           4.87                         50,000,000                        49,691,417

General Electric Capital Corp.

4/12/99                           5.09                         50,000,000                        49,923,611

5/14/99                           4.89                         125,000,000                       124,278,854

6/2/99                            4.90                         150,000,000                       148,752,250

6/11/99                           4.90                         50,000,000                        49,522,722

6/16/99                           4.90                         60,000,000                        59,386,933

7/19/99                           4.92                         65,000,000                        64,047,461

7/26/99                           4.93                         100,000,000                       98,446,889

8/30/99                           5.00                         25,000,000                        24,488,278

9/1/99                            4.94                         25,000,000                        24,488,938

General Electric Capital
Services, Inc.

6/14/99                           4.96                         30,000,000                        29,698,450

8/18/99                           4.93                         100,000,000                       98,142,806

General Motors Acceptance Corp.

5/19/99                           4.90                         75,000,000                        74,516,000

6/15/99                           4.95                         200,000,000                       197,966,667

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE  (NOTE 1)
                                 PURCHASE

Generale de Banque SA

8/13/99                           4.92%                       $ 70,000,000                      $ 68,749,333

Goldman Sachs Group L.P.

5/26/99                           4.90                         80,000,000                        79,407,222

Halifax PLC

4/6/99                            4.87                         11,354,000                        11,346,399

4/14/99                           4.87                         131,400,000                       131,171,766

Heller Financial, Inc.

5/5/99                            5.03                         22,000,000                        21,896,942

5/24/99                           5.08                         12,000,000                        11,911,313

6/16/99                           5.01                         12,000,000                        11,874,600

Household Finance Corp.

5/12/99                           4.88                         20,000,000                        19,889,756

JC Penney Funding Corp.

4/26/99                           5.00                         11,000,000                        10,962,111

Kitty Hawk Funding Corp.

4/15/99                           4.89                         15,000,000                        14,971,825

6/8/99                            4.92                         29,000,000                        28,733,780

6/14/99                           4.92                         22,000,000                        21,780,220

Lehman Brothers Holdings, Inc.

6/15/99                           5.22                         52,000,000                        51,442,083

6/21/99                           5.22                         25,000,000                        24,710,313

6/22/99                           5.22                         25,000,000                        24,706,736

Merrill Lynch & Co., Inc.

4/6/99                            4.95                         80,000,000                        79,945,000

Morgan (JP) & Co., Inc.

4/15/99                           4.87                         100,000,000                       99,812,944

Morgan Stanley, Dean Witter &
Co.

5/12/99                           4.90                         40,000,000                        39,778,600

6/9/99                            4.91                         90,000,000                        89,163,375

National Australia Funding,
Inc.

4/5/99                            4.90                         350,000,000                       349,809,444

Nationwide Building Society

4/13/99                           4.89                         20,000,000                        19,967,800

4/20/99                           4.88                         15,000,000                        14,961,842

New Center Asset Trust

4/20/99                           4.96                         55,000,000                        54,858,054

4/22/99                           4.87                         80,000,000                        79,775,533

Newport Funding Corp.

5/12/99                           4.91                         40,000,000                        39,779,056

5/17/99                           4.91                         21,000,000                        20,869,858

5/19/99                           4.92                         40,000,000                        39,740,800

Nordbanken AB

5/26/99                           4.96                         35,000,000                        34,737,986

6/14/99                           4.90                         100,000,000                       99,005,111

Nordbanken, North America, Inc.

6/17/99                           4.90                         30,000,000                        29,689,433

Norddeutsche Landesbank
Girozentrale

8/5/99                            4.91                         75,000,000                        73,742,625



DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE  (NOTE 1)
                                 PURCHASE

PHH Corp.

4/21/99                           5.12%                       $ 26,000,000                      $ 25,927,056

4/29/99                           5.07                         9,000,000                         8,964,790

5/26/99                           5.04                         10,000,000                        9,923,611

Preferred Receivables Funding
Corp.

4/5/99                            4.89                         55,000,000                        54,970,422

4/6/99                            4.89                         40,000,000                        39,973,111

4/26/99                           4.88                         20,000,000                        19,933,056

5/3/99                            4.92                         25,890,000                        25,777,695

5/3/99                            4.93                         35,000,000                        34,847,867

5/12/99                           4.93                         34,000,000                        33,811,036

5/18/99                           4.94                         35,000,000                        34,776,554

5/26/99                           4.91                         10,000,000                        9,925,750

6/2/99                            4.90                         62,875,000                        62,349,819

Salomon Smith Barney
Holdings, Inc.

5/10/99                           4.92                         50,000,000                        49,735,667

Societe Generale North
America, Inc.

5/3/99                            4.86                         165,000,000                       164,295,267

8/10/99                           4.92                         20,000,000                        19,650,667

8/10/99                           4.95                         45,000,000                        44,209,906

Svenska Handelsbanken, Inc.

8/9/99                            4.92                         17,000,000                        16,705,333

Three Rivers Funding Corp.

6/15/99                           4.92                         15,145,000                        14,991,657

Triple A One Funding Corp.

5/14/99                           4.90                         11,762,000                        11,693,722

UBS Finance (Delaware), Inc.

4/5/99                            5.12                         100,000,000                       99,944,111

4/19/99                           4.98                         4,167,000                         4,156,770

8/9/99                            4.90                         50,000,000                        49,136,944

8/9/99                            4.91                         100,000,000                       98,270,278

8/9/99                            4.92                         210,000,000                       206,358,104

8/9/99                            4.93                         25,600,000                        25,155,804

Unifunding, Inc.

5/19/99                           4.90                         15,000,000                        14,903,200

Westpac Capital Corp.

7/12/99                           4.91                         50,000,000                        49,318,583

8/10/99                           4.92                         64,850,000                        63,717,287

8/16/99                           4.95                         45,000,000                        44,172,863

TOTAL COMMERCIAL PAPER                                                                           6,374,302,394

FEDERAL AGENCIES - 0.4%



FREDDIE MAC - 0.4%

Discount Notes - 0.4%

5/17/99                           4.81                         50,000,000                         49,695,250

BANK NOTES - 5.6%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE  (NOTE 1)
                                 PURCHASE

Abbey National Treasury
Services PLC

5/17/99                           4.85% (a)(b)                $ 59,000,000                      $ 58,980,593

Comerica Bank, Detroit

5/10/99                           4.99 (b)                     17,000,000                        16,995,864

First National Bank of Chicago

6/15/99                           4.92                         25,000,000                        25,000,000

First Union National Bank of
North Carolina

4/1/99                            4.80 (b)                     55,000,000                        54,999,955

4/1/99                            4.95 (b)                     96,000,000                        95,999,518

4/21/99                           4.99 (b)                     20,000,000                        20,000,000

Fleet National Bank, Providence

5/4/99                            4.97 (b)                     50,000,000                        49,985,137

Key Bank NA

4/21/99                           4.81 (b)                     45,000,000                        44,989,736

NationsBank NA

4/6/99                            4.95 (b)                     90,000,000                        89,958,390

6/30/99                           5.05                         100,000,000                       100,000,000

8/24/99                           4.95                         100,000,000                       100,000,000

PNC Bank NA, Pittsburgh

4/1/99                            4.84 (b)                     60,000,000                        59,988,033

5/3/99                            4.98 (b)                     50,000,000                        49,995,636

TOTAL BANK NOTES                                                                                 766,892,862

MASTER NOTES - 1.7%



Goldman Sachs Group L.P.

6/8/99                            5.08 (b)                     110,000,000                       110,000,000

J.P. Morgan Securities, Inc.

4/7/99                            4.94 (b)                     105,000,000                       105,000,000

SunTrust Banks, Inc.

4/1/99                            4.89 (b)                     20,000,000                        20,000,000

TOTAL MASTER NOTES                                                                               235,000,000

MEDIUM-TERM NOTES - 3.0%



Bishops Gate Resources
Mortgage Trust

4/1/99                            5.17 (b)                     42,000,000                        42,000,000

General Electric Capital Corp.

6/9/99                            4.98 (b)                     15,000,000                        15,000,000

Goldman Sachs Group L.P.

4/7/99                            5.26 (b)(c)                  68,000,000                        68,000,000

4/27/99                           5.07 (b)(c)                  66,000,000                        66,000,000

5/10/99                           5.05 (a)(b)                  48,000,000                        48,000,000

Merrill Lynch & Co., Inc.

6/4/99                            4.96 (b)                     35,000,000                        34,998,796



DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE  (NOTE 1)
                                 PURCHASE

Morgan Guaranty Trust Co., NY

4/27/99                           4.89% (b)                   $ 60,000,000                      $ 59,983,207

Norwest Corp.

4/22/99                           4.99 (b)                     61,000,000                        61,000,000

Premier Auto Trust

6/8/99                            5.41                         6,974,597                         6,974,313

TOTAL MEDIUM-TERM NOTES                                                                          401,956,316

SHORT-TERM NOTES - 3.2%



Capital One Funding Corp.
Series 1994 C,

4/7/99                            4.98 (b)                     7,220,000                         7,220,000

Capital One Funding Corp.
Series 1995 E,

4/7/99                            4.97 (b)                     6,830,000                         6,830,000

Capital One Funding Corp.
Series 1996 C,

4/7/99                            4.97 (b)                     12,990,000                        12,990,000

Capital One Funding Corp.
Series 1996 H,

4/7/99                            4.97 (b)                     3,900,000                         3,900,000

Capital One Funding Corp.
Series 1997 E,

4/7/99                            4.97 (b)                     12,100,000                        12,100,000

Capital One Funding Corp.
Series 1997 F,

4/7/99                            4.97 (b)                     2,600,000                         2,600,000

Capital One Funding Corp.
Series 1998 B,

4/7/99                            4.97 (b)                     29,377,000                        29,377,000

Monumental Life Insurance Co.

4/1/99                            5.08 (b)(c)                  36,000,000                        36,000,000

4/12/99                           5.11 (b)(c)                  55,000,000                        55,000,000

New York Life Insurance Co.

4/1/99                            5.35 (b)(c)                  39,000,000                        39,000,000

4/7/99                            4.97 (b)                     37,000,000                        37,000,000

Pacific Life Insurance Co.

6/9/99                            5.07 (a)(b)                  37,000,000                        37,000,000

SMM Trust (1998-I)

4/28/99                           4.94 (a)(b)                  24,000,000                        24,000,000

Strategic Money Market Trust
(1998-A)

6/16/99                           5.10 (b)                     139,000,000                       139,000,000

TOTAL SHORT-TERM NOTES                                                                           442,017,000

TIME DEPOSITS - 0.7%



Halifax PLC

4/1/99                            5.13                         100,000,000                        100,000,000



REPURCHASE AGREEMENTS - 4.3%

                                                                MATURITY AMOUNT                    VALUE  (NOTE 1)

In a joint trading account
(U.S. Government
Obligations) dated 3/31/99
due 4/1/99 At:

4.99%                                                         $ 234,990,579                      $ 234,958,000

5.04%                                                           350,049,043                        350,000,000

TOTAL REPURCHASE AGREEMENTS                                                                        584,958,000

TOTAL INVESTMENT  IN                                                                             $ 13,623,594,055
SECURITIES - 100%

Total Cost for Income Tax Purposes                                                               $ 13,623,594,055


LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $167,980,593 or 1.2% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

(d) Security purchased on a delayed delivery or when-issued basis.

SECURITY                       ACQUISITION DATE   COST

Goldman Sachs Group L.P.       12/7/98            $ 68,000,000
5.26%, 4/7/99

Goldman Sachs Group L.P.       1/22/99            $ 66,000,000
5.07%, 4/27/99

Monumental Life Insurance Co.  7/31/98 - 9/17/98  $ 36,000,000
5.08%, 4/1/99

Monumental Life Insurance Co.  3/12/99            $ 55,000,000
5.11%, 4/12/99

New York Life Insurance Co.    12/21/98           $ 39,000,000
5.35%, 4/1/99

OTHER INFORMATION

At the end of the period, restricted securities (excluding 144A issues) amounted to $264,000,000 or 2.0% of net assets.

INCOME TAX INFORMATION

At March 31, 1999, the fund had a capital loss carryforward of approximately $2,228,000 of which $336,000, $898,000, $547,000,
$245,000, $14,000, $180,000, and $8,000 will expire on March 31, 2001,
2002, 2003, 2004, 2005, 2006, and 2007, respectively.

A total of 1% of the dividends distributed during the fiscal year was derived from interest on U.S Government securities which is generally exempt from state income tax (unaudited). The fund will notify shareholders in January 2000 of the applicable percentage for use in preparing 1999 income tax returns.

MONEY MARKET PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                               MARCH 31, 1999

ASSETS

Investment in securities, at                 $ 13,623,594,055
value (including repurchase
agreements of $584,958,000)
- See accompanying schedule

Receivable for investments                    1,490,000
sold

Interest receivable                           68,433,389

Other receivables                             7,039

 TOTAL ASSETS                                 13,693,524,483

LIABILITIES

Payable to custodian bank       $ 572,871

Payable for investments          89,958,390
purchased Regular delivery

 Delayed delivery                64,959,967

Share transactions in process    2,716,648

Distributions payable            21,762,018

Accrued management fee           1,854,745

Distribution fees payable        173,847

Other payables and accrued       1,189,490
expenses

 TOTAL LIABILITIES                            183,187,976

NET ASSETS                                   $ 13,510,336,507

Net Assets consist of:

Paid in capital                              $ 13,512,564,236

Accumulated net realized gain                 (2,227,729)
(loss) on investments

NET ASSETS                                   $ 13,510,336,507

CLASS I: NET ASSET VALUE,                     $1.00
offering price   and
redemption price per   share
($12,768,084,517 (divided
by)   12,770,167,490 shares)

CLASS II: NET ASSET VALUE,                    $1.00
offering price   and
redemption price per   share
($89,740,632 (divided by)
89,755,272 shares)

CLASS III: NET ASSET VALUE,                   $1.00
offering price   and
redemption price per   share
($652,511,358 (divided by)
652,617,808 shares)

STATEMENT OF OPERATIONS
                                 YEAR ENDED MARCH 31, 1999

INTEREST INCOME                              $ 682,737,850

EXPENSES

Management fee                 $ 25,027,315

Transfer agent fees

 Class I                        2,719,082

 Class II                       38,255

 Class III                      174,145

Distribution fees

 Class II                       199,032

 Class III                      1,574,646

Accounting fees and expenses    822,539

Non-interested trustees'        30,268
compensation

Custodian fees and expenses     192,442

Registration fees

 Class I                        1,067,950

 Class II                       26,192

 Class III                      77,835

Audit                           66,478

Legal                           56,529

Miscellaneous                   43,646

 Total expenses before          32,116,354
reductions

 Expense reductions             (7,660,125)   24,456,229

NET INTEREST INCOME                           658,281,621

NET REALIZED GAIN (LOSS)   ON                 46,094
INVESTMENTS

NET INCREASE IN NET ASSETS                   $ 658,327,715
RESULTING FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
                                 YEAR ENDED  MARCH 31, 1999  YEAR ENDED MARCH 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 658,281,621               $ 558,571,783

 Net realized gain (loss)         46,094                      (234,733)

 NET INCREASE (DECREASE) IN       658,327,715                 558,337,050
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders
from net interest income

 Class I                          (620,092,279)               (522,359,446)

 Class II                         (6,802,226)                 (5,229,363)

 Class III                        (31,387,116)                (30,982,974)

 TOTAL DISTRIBUTIONS              (658,281,621)               (558,571,783)

Share transactions - net
increase (decrease) at net
asset value of $1.00 per
share:

 Class I                          3,384,051,137               670,095,958

 Class II                         3,745,773                   (81,609,613)

 Class III                        164,699,216                 43,774,250

 TOTAL SHARE TRANSACTIONS         3,552,496,126               632,260,595

  TOTAL INCREASE (DECREASE)       3,552,542,220               632,025,862
IN NET ASSETS

NET ASSETS

 Beginning of period              9,957,794,287               9,325,768,425

 End of period                   $ 13,510,336,507            $ 9,957,794,287



FINANCIAL HIGHLIGHTS - CLASS I
YEARS ENDED MARCH 31,            1999          1998         1997         1996         1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000       $ 1.000      $ 1.000      $ 1.000      $ 1.000
period

Income from Investment
Operations

Net interest income               .053          .055         .053         .057         .049

Less Distributions

From net interest income          (.053)        (.055)       (.053)       (.057)       (.049)

Net asset value, end of period   $ 1.000       $ 1.000      $ 1.000      $ 1.000      $ 1.000

TOTAL RETURN A                    5.40%         5.68%        5.43%        5.90%        4.99%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 12,768,085  $ 9,383,996  $ 8,714,137  $ 6,465,953  $ 5,130,123
(000 omitted)

Ratio of expenses to average      .18% B        .18% B       .18% B       .18% B       .18% B
net assets

Ratio of net interest income      5.24%         5.54%        5.31%        5.73%        5.00%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS II
YEARS ENDED MARCH 31,            1999      1998      1997       1996 D

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000   $ 1.000   $ 1.000    $ 1.000
period

Income from Investment
Operations

Net interest income               .051      .054      .051       .022

Less Distributions

From net interest income          (.051)    (.054)    (.051)     (.022)

Net asset value, end of period   $ 1.000   $ 1.000   $ 1.000    $ 1.000

TOTAL RETURN B, C                 5.24%     5.52%     5.27%      2.17%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 89,741  $ 85,990  $ 167,583  $ 64,200
(000 omitted)

Ratio of expenses to average      .33% E    .33% E    .33% E     .33%  A, E
net assets

Ratio of net interest income      5.13%     5.39%     5.16%      5.29% A
to average net assets


FINANCIAL HIGHLIGHTS - CLASS III
YEARS ENDED MARCH 31,            1999       1998       1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
period

Income from Investment
Operations

Net interest income               .050       .053       .050       .055       .046

Less Distributions

From net interest income          (.050)     (.053)     (.050)     (.055)     (.046)

Net asset value, end of period   $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN C                    5.14%      5.41%      5.17%      5.61%      4.66%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 652,511  $ 487,808  $ 444,048  $ 229,530  $ 457,286
(000 omitted)

Ratio of expenses to average      .43% E     .43% E     .43% E     .45% E     .50% E
net assets

Ratio of net interest income      4.98%      5.28%      5.06%      5.46%      4.94%
to average net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO MARCH 31, 1996.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

TAX-EXEMPT PORTFOLIO

INVESTMENTS MARCH 31, 1999

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL SECURITIES - 100.0%

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

ALABAMA - 2.4%

Alabama Hsg. Fin. Auth.
Multi-family Hsg.:

(Homewood Gardens Proj.)         $ 1,925,000                        $ 1,925,000
Series 1991C, 3.15%, LOC
Southtrust Bank Alabama,
VRDN (a)

Rfdg. (Rime Village               2,000,000                          2,000,000
Hunstville Proj.) Series
1996 B, 3% (Fannie Mae
Guaranteed), VRDN (a)

Anniston Ind. Dev. Board          9,100,000                          9,100,000
(Monsanto Co. Proj.) Series
1992, 3.05%, VRDN (a)

Anniston Solid Waste Disp.        2,230,000                          2,230,000
Auth. (Monsanto Co. Proj.)
Series 1992, 3.05%, VRDN (a)

Birmingham Pub. Park &            9,200,000                          9,200,000
Recreation Board Rev.
(McWane Ctr. Proj.) Series
1997, 3.15%, LOC Amsouth
Bank, Birmingham, VRDN (a)

Decatur Ind. Dev. Board Poll.
Cont. Rev.:

(Monsanto Co. Proj.) Series       5,925,000                          5,925,000
1990, 3.05%, VRDN (a)

Rfdg. (Monsanto Co. Proj.):

Series 1992, 3.05%, VRDN (a)      3,500,000                          3,500,000

Series 1994, 3.05%, VRDN (a)      3,115,000                          3,115,000

Huntsville Ind. Dev. Board        1,000,000                          1,000,000
Rfdg. (PPG Industries, Inc.
Proj.) Series 1992, 3.1%,
VRDN (a)

Jefferson County Swr. Rev.        3,800,000                          3,800,000
Participating VRDN Series PT
124, 3.07% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(b)

Tarrant City Ind. Dev. Board      2,300,000                          2,300,000
Rfdg. (Philip Morris Co.,
Inc.) Series 1993, 3.2%,
VRDN (a)

Tuscaloosa County Port Auth.      3,880,000                          3,880,000
Rev. (Capstone Hotel Ltd.
Proj.) Series 1989 A, 3.15%,
LOC Southtrust Bank Alabama,
VRDN (a)

                                                                     47,975,000

ALASKA - 0.4%

Alaska Hsg. Fin. Corp.            3,010,000                          3,010,000
Participating VRDN Series
FR/RI 2, 3.1% (MBIA Insured)
(Liquidity Facility Bank of
New York NA) (a)(b)

Valdez Marine Term. Rev. Rfdg.:

(Exxon Pipeline Co. Proj.)        3,100,000                          3,100,000
Series 1993 C, 3.1%, VRDN
(a)

Bonds (Alantic Richfield Co.)     1,500,000                          1,500,000
Series 1994 A, 3% 4/8/99, CP
mode

                                                                     7,610,000

ARIZONA - 2.0%

Apache County Ind. Dev. Auth.     9,250,000                          9,250,000
Rev. (Tucson Elec. Pwr. Co.
- Springerville Proj.)
Series 1983 C,  3.05%, LOC
Societe Generale, France,
VRDN (a)

Maricopa County Poll. Cont.       3,300,000                          3,300,000
Rev. (Arizona Pub. Svc.
Proj.) Series 1994 E, 3.2%,
LOC Bank of America Nat'l.
Trust & Savings Assoc., VRDN
(a)

Phoenix Ind. Dev. Auth.           18,000,000                         18,000,000
Multi-family Hsg. Rev. Rfdg.
(Paradise Lakes Apt. Proj.)
Series 1995,  3.15%, LOC
Gen. Elec. Cap. Corp., VRDN
(a)

Pinal County Ind. Dev. Auth.      10,135,000                         10,135,000
Hosp. Rev. (Casa Grande Med.
Ctr. Proj.) Series 1995,
3.1%, LOC Chase Manhattan
Bank, VRDN (a)

                                                                     40,685,000

ARKANSAS - 2.1%

Arkansas Hosp. Equip. Fin.        1,895,000                          1,895,000
Auth. (Jefferson Hosp.
Assoc., Inc. Proj.) Series
1989, 3.05%, LOC Kredietbank
NV, VRDN (a)

North Little Rock Baptist         16,600,000                         16,600,000
Health Facilities Board
Health Care Rev. Series 1996
B, 2.95% (MBIA Insured)
(BPA CS First Boston, Inc.),
VRDN (a)

Univ. of Arkansas Rev. (UAMS      22,995,000                         22,995,000
Campus) Series 1998, 3%
(MBIA Insured) (BPA CS First
Boston, Inc.), VRDN (a)

                                                                     41,490,000

CALIFORNIA - 0.3%

Long Beach Gen. Oblig. TRAN       6,500,000                          6,527,115
Series 1998 1999, 4% 10/5/99

COLORADO - 1.6%

Colorado Pub. Hwy. Auth.          6,845,000                          6,845,000
Participating VRDN E-470
Series PA 435, 3.1% (MBIA
Insured)  (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(b)

Colorado Springs Util. Sys.       2,100,000                          2,100,000
Participating VRDN Series
FR/RI 19, 3.15% (Liquidity
Facility Bank of New York
NA) (a)(b)

Colorado Student Oblig. Auth.     4,000,000                          4,000,000
Series 1999 A1, 3.05% (AMBAC
Insured), VRDN (a)

Denver City & County Arpt.
Sys. Participating VRDN:

Series 1997 Q, 3.2%               2,900,000                          2,900,000
(Liquidity Facility First
Union Nat'l. Bank of North
Carolina) (a)(b)

Series FR/RI 13, 3.1%             9,500,000                          9,500,000
(Liquidity Facility Bank of
New York NA) (a)(b)

Douglas County School             1,900,000                          1,903,679
District TAN (Douglas &
Elbert Counties) Series
1998, 3.75% 6/30/99

Larimer County Poudre School      4,000,000                          4,000,095
District # R 1 TAN 3.3%
6/30/99

                                                                     31,248,774

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

DELAWARE - 0.9%

Delaware Econ. Dev. Auth.:

(Peninsula United Methodist      $ 4,845,000                        $ 4,845,000
Homes, Inc.) Series 1992 B,
3.15%, LOC PNC Bank NA, VRDN
(a)

(Peninsula United Methodist       6,100,000                          6,100,000
Homes, Inc.) Series 1997 B,
3.15%, LOC PNC Bank NA, VRDN
(a)

Delaware Hsg. Auth.               7,140,000                          7,140,000
Participating VRDN Series PA
39, 3.07% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(b)

                                                                     18,085,000

DISTRICT OF COLUMBIA - 1.1%

District of Columbia Gen.         12,590,000                         12,590,000
Oblig. Participating VRDN
Series 1998 5203, 3.11%
(Liquidity Facility
Citibank, New York NA)
(a)(b)

District of Columbia Rev.         2,000,000                          2,000,000
(Nat'l. Academy of Sciences
Proj.) Series 1999 C, 3.1%
(AMBAC Insured), VRDN (a)

District of Columbia Wtr. &
Swr. Auth.:

Participating VRDN Series 98      2,100,000                          2,100,000
5201, 3.11% (Liquidity
Facility Citibank, New York
NA) (a)(b)

Participating VRDN Series MS      4,985,000                          4,985,000
1998 29, 3.13% (FSA Insured)
(Liquidity Facility Bank Of
America  National Trust &
Savings Assoc) (a)(b)

                                                                     21,675,000

FLORIDA - 7.9%

Broward County Hsg. Fin.          1,620,000                          1,620,000
Auth. Multi-family Hsg. Rev.
(Palm Aire-Oxford Proj.)
Series 1990, 3.1%
(Continental Casualty Co.
Guaranteed), VRDN (a)

Collier County Ind. Dev.          3,500,000                          3,500,000
Auth. (Cmnty. School of
Naples Proj.) Series 1999,
3.05%, LOC NationsBank NA,
VRDN (a)

Dade County Ind. Dev. Auth.       5,400,000                          5,400,000
(Florida Pwr. & Lt. Co.
Proj.) Series 1993, 3.25%,
VRDN (a)

Dade County Ind. Dev. Rev.        4,000,000                          4,000,000
(Dolphins Stadium Proj.)
Series 1985 C, 3.05%, LOC
Societe Generale, France,
VRDN (a)

Dade County Wtr. & Swr. Sys.      24,000,000                         24,000,000
Rev. 2.9% (FGIC Insured)
(BPA Commerzbank AG), VRDN
(a)

Florida Cap. Projects Fin.        13,195,000                         13,195,000
Auth. Rev. (Cap. Proj. Ln.
Prog.) Series 1997 A, 3%
(FSA Insured) (BPA CS First
Boston, Inc.), VRDN (a)

Florida Dept. of Envir.           2,180,000                          2,180,000
Protection Participating
VRDN Series FR/RI A18, 3.1%
(Liquidity Facility Nat'l.
Westminster Bank PLC) (a)(b)

Florida Hsg. Fin. Agcy.           1,500,000                          1,500,000
Multi-family Hsg. Rev. Rfdg.
(Brandon-Oxford Proj.)
Series 1990 C,  3.1%
(Continental Casualty Co.
Guaranteed), VRDN (a)

Florida Muni. Pwr. Agcy.
Series A:

2.95% 4/7/99, LOC First Union     8,100,000                          8,100,000
Nat'l. Bank of North
Carolina, CP

3% 4/13/99, LOC First Union       2,700,000                          2,700,000
Nat'l. Bank of North
Carolina, CP

Indian River County Hosp.
District Hosp. Rev. Bonds:

Series 1988, 2.8% 4/1/99, LOC     2,000,000                          2,000,000
Kredietbank NV, CP mode

Series 1989, 2.8% 4/1/99, LOC     1,000,000                          1,000,000
Kredietbank NV, CP mode

Series 1990, 2.8% 4/1/99, LOC     4,300,000                          4,300,000
Kredietbank NV, CP mode

Jacksonville Elec. Auth. Rev.:

Series A, 2.85% 4/15/99, CP       2,400,000                          2,400,000

Series C 1:

2.8% 4/1/99 (Liquidity            7,000,000                          7,000,000
Facility Morgan Guaranty
Trust Co., NY), CP

2.95% 4/9/99 (Liquidity           2,600,000                          2,600,000
Facility Morgan Guaranty
Trust Co., NY), CP

Jacksonville Health               1,800,000                          1,800,000
Facilities Rev. (Faculty
Practice Assoc.) 3.05%, LOC
NationsBank NA, VRDN (a)

Lee County Hosp. Board Hosp.      5,400,000                          5,400,000
Rev. Bonds (Lee Memorial
Hosp. Proj.) Series 1997 B,
3.25% 6/10/99 (Liquidity
Facility SunTrust Bank,
Central FL NA), CP mode

Manatee County Poll. Cont.        2,000,000                          2,000,000
Rev. (Florida Pwr. & Lt. Co.
Proj.) Series 1994, 3.1%,
VRDN (a)

Martin County Poll. Cont.         2,700,000                          2,700,000
Rev. (Florida Pwr. & Lt. Co.
Proj.) Series 1994, 3.1%,
VRDN (a)

Orange County Health              5,695,000                          5,695,000
Facilities Auth. Rev. (SHCC
Svcs., Inc. Proj.) Series
1992, 3%, LOC SunTrust Bank,
Miami NA, VRDN (a)

Palm Beach County School          14,000,000                         14,031,378
District TAN 3.625% 10/14/99

Palm Beach County Rev. (Saint     4,000,000                          4,000,000
Andrews School Boca Raton)
Series 1998, 3.05%, LOC
NationsBank NA, VRDN (a)

Saint Johns County Ind. Dev.      2,940,000                          2,940,000
Auth. Rev. (V.A.W. of
America) Series 1997, 3.05%,
LOC NationsBank NA, VRDN (a)

Saint Lucie County Poll.          2,000,000                          2,000,000
Cont. Rev. (Florida Pwr. &
Lt. Co. Proj.) 3.1%, VRDN
(a)

Saint Petersburg Cap. Impt.       3,000,000                          3,000,000
Rev. (Florida Int'l. Museum
Proj.) Series 1997 A,  3.1%,
LOC Suntrust Bank, Tampa
Bay, VRDN (a)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

FLORIDA - CONTINUED

Sarasota County Pub. Hosp.
District Hosp. Rev. Bonds
(Sarasota Memorial Hosp.
Proj.) Series A:

2.95% 4/5/99, (Liquidity         $ 4,400,000                        $ 4,400,000
Facility SunTrust Bank,
Central FL NA) CP mode

3.25% 4/16/99, (Liquidity         3,300,000                          3,300,000
Facility SunTrust Bank,
Central FL NA) CP mode

Sunshine State Govt. Fing.
Commission Rev.:

Bonds Series 1986, 2.8%           5,000,000                          5,000,000
4/1/99 (AMBAC Insured),
(Liquidity Facility UBS AG)
(Liquidity Facility Toronto
Dominion Bank) CP mode

Series A:

2.8% 4/1/99 (FGIC Insured)        10,280,000                         10,280,000
(AMBAC Insured), (Liquidity
Facility Bank of Nova
Scotia) CP

3.2% 6/11/99 (FGIC Insured)       5,500,000                          5,500,000
(AMBAC Insured), (Liquidity
Facility Bank of Nova
Scotia) CP

                                                                     157,541,378

GEORGIA - 3.7%

Albany-Dougherty County Hosp.     5,700,000                          5,700,000
Auth. Rev. (Phoebe Puttnay
Memorial Hosp.) Series 1996,
3.1% (AMBAC Insured)  (BPA
SunTrust Bank of Atlanta),
VRDN (a)

Columbia County Elderly Auth.     3,335,000                          3,335,000
Residential Care Facilities
Rev. (Augusta Residental
Ctr./Brandon Wilde Lifecare
Ctr.) 3.1%, LOC SunTrust
Bank of Atlanta, VRDN (a)

Fulton County Hsg. Auth.
Multi-family Hsg. Rev. Rfdg.:

(Holcomb's Landing Apts.          2,300,000                          2,300,000
Proj.) 3%, LOC First Union
Nat'l. Bank of North
Carolina, VRDN (a)

(Spring Creek Crossing Proj.)     22,000,000                         22,000,000
3%, LOC Wachovia Bank NA,
VRDN (a)

Georgia Hsg. & Fin. Auth.         3,800,000                          3,800,000
Single Family Hsg. Rev.
Bonds Series 1988 C1, 3.2%,
tender 10/1/99

Georgia Muni. Elec. Auth.:

Bonds (Gen. Resolution Proj.)     12,285,000                         12,285,000
Series 1985 B, 2.8% 4/1/99,
LOC Morgan Guaranty Trust
Co., NY, CP mode

Series B, 3.2% 7/20/99, LOC       2,657,000                          2,657,000
Morgan Guaranty Trust Co.,
NY, LOC Bayerische
Landesbank Girozentrale, CP

Georgia Muni. Gas Auth. Rev.      3,995,000                          3,995,000
Bonds (Southern Portfolio I
Proj.) Series D, 3% 4/8/99,
LOC Wachovia Bank NA, CP mode

Marietta Hsg. Auth.               2,000,000                          2,000,000
Multi-family Hsg. Rev. Rfdg.
(Wood Pointe Apts.) Series
1993, 3%, LOC First Union
Nat'l. Bank of North
Carolina, VRDN (a)

Metro. Atlanta Rapid Transit
Auth. Participating VRDN:

Series 59, 3.13% (Liquidity       3,500,000                          3,500,000
Facility Morgan Stanley,
Dean Witter & Co.) (a)(b)

Series PT 1064, 3.07%             7,000,000                          7,000,000
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(b)

Roswell Hsg. Auth.                5,200,000                          5,200,000
Multi-family Hsg. Rev.
(Autumnbrook Apts.) Series
1991 A,  3.2%, LOC Amsouth
Bank, Birmingham, VRDN (a)

                                                                     73,772,000

HAWAII - 0.2%

Honolulu City & County Gen.       3,900,000                          3,900,000
Oblig. Participating VRDN
Series ROC 23, 3.16%
(Liquidity Facility Toronto
Dominion Bank) (a)(b)

IDAHO - 0.4%

Caribou County Poll. Cont.
Rev. Rfdg. (Monsanto Co.
Proj.):

Series 1990, 3.05%, VRDN (a)      3,600,000                          3,600,000

Series 1994 A, 3.05%, VRDN        3,000,000                          3,000,000
(a)

Series 1994 B, 3.05%, VRDN        1,000,000                          1,000,000
(a)

                                                                     7,600,000

ILLINOIS - 7.1%

Chicago Board of Ed.
Participating VRDN:

Series 1996, 3.21% (Liquidity     9,000,000                          9,000,000
Facility Bank of America
Nat'l. Trust & Savings
Assoc.) (a)(b)

Series 1998 115, 3.13%            8,000,000                          8,000,000
(Liquidity Facility Morgan
Stanley, Dean Witter & Co.)
(a)(b)

Series FR/RI 98 39, 3.1%          6,500,000                          6,500,000
(Liquidity Facility
Commerzbank AG) (a)(b)

Chicago Gen. Oblig.
Participating VRDN:

Series 22, 3.13% (Liquidity       2,300,000                          2,300,000
Facility Morgan Stanley,
Dean Witter & Co.) (a)(b)

Series 981302, 3.11%              5,200,000                          5,200,000
(Liquidity Facility
Citibank, New York NA)
(a)(b)

Series PT 1031, 3.07%             34,300,000                         34,300,000
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(b)

Chicago Pub. Bldg.                4,400,000                          4,400,000
Participating VRDN Series PA
473,  3.09% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(b)

Chicago Sales Tax Rev.
Participating VRDN:

Series 1998 92, 3.13%             2,350,000                          2,350,000
(Liquidity Facility Morgan
Stanley, Dean Witter & Co.)
(a)(b)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

ILLINOIS - CONTINUED

Chicago Sales Tax Rev.
Participating VRDN: -
continued

Series FR/RI 24, 3.1%            $ 5,150,000                        $ 5,150,000
(Liquidity Facility Bank of
New York NA) (a)(b)

Chicago Tax Increment Alloc.      11,700,000                         11,700,000
Rev. (Stockyards Southeast
Quad) Series 1996 B, 3.1%,
LOC Northern Trust Co.,
Chicago, VRDN (a)

Glendale Heights                  1,330,000                          1,330,000
Participating VRDN Series PT
106, 3.1% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(b)

Illinois Dev. Fin. Auth. Rev.:

(Adventist Health Sys.)           11,000,000                         11,000,000
Series A, 3.1% (MBIA
Insured), VRDN (a)

(Palos Comnty. Hosp.) 3% (BPA     2,900,000                          2,900,000
First Nat'l. Bank of
Chicago), VRDN (a)

Illinois Edl. Facilities          4,250,000                          4,250,000
Auth. Rev. Participating
VRDN Series 1997 U, 3.2%
(Liquidity Facility First
Union Nat'l. Bank of North
Carolina) (a)(b)

Illinois Health Facilities
Auth. Rev.:

(Lake Forest Hosp. Proj.)         2,435,000                          2,435,000
3.875%, LOC First Nat'l.
Bank of Chicago, VRDN (a)

Rfdg.:

(Franciscan Eldercare Cmnty.      9,800,000                          9,800,000
Svc.) Series 1996 C, 3.05%,
LOC LaSalle Nat'l. Bank,
Chicago, VRDN (a)

Participating VRDN Series         10,345,000                         10,345,000
PT-116, 3.07% (Liquidity
Facility RaboBank Nederland
Coop. Central) (a)(b)

Illinois Reg'l. Trans. Auth.
Participating VRDN:

Series SG 82, 3.07%               1,500,000                          1,500,000
(Liquidity Facility Societe
Generale, France) (a)(b)

Series SGB 10, 3.16%              6,100,000                          6,100,000
(Liquidity Facility Societe
Generale, France) (a)(b)

Winnebago County Rev. (Mill       3,235,000                          3,235,000
Proj.) Series 1996, 3.1%,
LOC Bank One, Illinois NA,
VRDN (a)

                                                                     141,795,000

INDIANA - 1.6%

Fort Wayne Econ. Dev. Rev.        3,950,000                          3,950,000
(Edy's Grand Ice Cream
Proj.) Series 1985, 3.125%,
LOC Bank of America Nat'l.
Trust & Savings Assoc., VRDN
(a)

Fort Wayne Poll. Cont. Rev.       4,600,000                          4,600,000
(Gen. Motors Corp. Proj.)
3.1%, VRDN (a)

Indianapolis Gas Util. Sys.
Rev.:

3% 4/6/99, CP                     2,800,000                          2,800,000

3% 4/7/99, CP                     3,300,000                          3,300,000

Monroe County Independent         11,700,000                         11,700,000
Hosp. Auth. (Bloomington
Hosp. Proj.) Series 1999,
2.95% (MBIA Insured), VRDN
(a)

Purdue Univ. Student Fee Rev.     3,200,000                          3,200,000
Series D, 2.9%, VRDN (a)

Valparaiso Econ. Dev. Rev.        3,300,000                          3,300,000
(Indiana Retirement Cmnty.
Proj.) 3.1%, LOC Bank One,
Indiana NA, VRDN (a)

                                                                     32,850,000

IOWA - 0.4%

Iowa Fin. Auth. Hosp.             3,800,000                          3,800,000
Facilities Rev. (Iowa Health
Sys.) Series 1998 B, 3.05%
(AMBAC Insured), VRDN (a)

Iowa Fin. Auth. Rev. (Wheaton     3,800,000                          3,800,000
Franciscan Svcs.) Series
1998 B, 3.075% (MBIA
Insured), VRDN (a)

                                                                     7,600,000

KANSAS - 0.9%

La Cygne Envir. Impt. Rev.        18,940,000                         18,940,000
Rfdg. (Kansas City Pwr. &
Lt. Co.) Series 1994, 3.05%,
VRDN (a)

KENTUCKY - 2.2%

Jefferson County Poll. Cont.      1,300,000                          1,300,000
Rev. Rfdg. (Philip Morris
Co., Inc. Proj.) Series
1992, 3.05%, VRDN (a)

Kentucky Asset/Liability
Commission Agcy. Fund Rev.
Bonds Series 1998 A:

2.7% 4/5/99, LOC Commerzbank      1,700,000                          1,700,000
AG, CP mode

3% 4/9/99, LOC Commerzbank        3,000,000                          3,000,000
AG, CP mode

Kentucky Asset/Liability
Commission Gen. Fund Rev.:

Bonds First Series, 3.5%          4,245,000                          4,258,205
3/1/00

TRAN Series B, 4% 6/25/99         9,000,000                          9,013,721

Kentucky Econ. Dev. Auth.         10,700,000                         10,700,000
Hosp. Facilities Rev.
(Baptist Health Care) 3%
(MBIA Insured), VRDN (a)

Louisville & Jefferson County     1,460,000                          1,460,000
Participating VRDN Series PT
69, 3.07% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(b)

Mason County Poll. Cont. Rev.
(East Kentucky Pwr. Coop.
Proj.):

Series 1984 B1, 3.05% (Nat'l.     2,200,000                          2,200,000
Rural Util. Coop. Fin. Corp.
Guaranteed), VRDN (a)

Series 84 B, 3.05% (Nat'l.        4,300,000                          4,300,000
Rural Util. Coop. Fin. Corp.
Guaranteed), VRDN (a)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

KENTUCKY - CONTINUED

Trimble County Poll. Cont.
Rev. Bonds (Louisville Gas &
Elec.):

Series 1992 A, 2.85% 4/13/99,    $ 3,400,000                        $ 3,400,000
CP mode

Series 1996 A, 3.15% 4/6/99,      2,400,000                          2,400,000
CP mode

                                                                     43,731,926

LOUISIANA - 2.5%

Calcasieu Ind. Dev. Board         10,000,000                         10,000,000
Poll. Cont. Rev. Rfdg. (PPG
Industries) Series 1992,
3.1%, VRDN (a)

Jefferson Parish Hosp.            4,250,000                          4,250,000
Facilities Rev. (Svc.
District # 2) Series 1985,
3% (FGIC Insured) (BPA
FGIC-SPI), VRDN (a)

Lafayette Econ. Dev. Auth.        3,865,000                          3,865,000
Ind. Dev. Rev. Rfdg. (Holt
County Proj.) 3.375%, LOC
Chase Bank of Texas NA, VRDN
(a)

Louisiana Pub. Facilities
Auth. Rev.:

Bonds (Sisters of Charity         2,700,000                          2,700,000
Incarnate Word) Series 1997
D, 2.85% 4/6/99 (BPA Toronto
Dominion Bank), CP mode

(Sisters of Charity Incarnate     9,300,000                          9,300,000
Word) Series 1997 E, 3.075%
(BPA CS First Boston, Inc.),
VRDN (a)

West Baton Rouge Parish Ind.
District #3 Rev.:

Bonds (Dow Chemical Co.           14,200,000                         14,200,000
Proj.) Series 1991, 3%
4/7/99, CP mode

(Dow Chemical Co. Proj.)          5,200,000                          5,200,000
Series 1994 B, 3.25%, VRDN
(a)

                                                                     49,515,000

MARYLAND - 1.4%

Maryland Hsg. & Cmnty. Dev.       8,470,000                          8,470,000
Administration Participating
VRDN  Series 1997 P, 3.07%
(Liquidity Facility Caisse
des Depots et Consignations)
(a)(b)

Maryland Gen. Oblig.              4,000,000                          4,000,000
Participating VRDN Series
1998 33, 3.08% (Liquidity
Facility Morgan Stanley,
Dean Witter & Co.) (a)(b)

Maryland Health & Higher Edl.     7,900,000                          7,900,000
Facilities Auth. Rev.
(Charity Oblig. Group)
Series 1997 F, 2.85%, VRDN
(a)

Montgomery County Series          7,200,000                          7,200,000
1995, 2.7% 4/5/99 (Liquidity
Facility UBS AG), CP

                                                                     27,570,000

MASSACHUSETTS - 3.4%

Hingham Gen. Oblig. BAN 3.75%     6,500,000                          6,513,483
9/30/99

Massachusetts Bay Trans.
Auth. RAN:

Series 1998 B, 4.25% 9/3/99       45,000,000                         45,170,074

Series 1999 A, 3.5% 2/25/00       16,000,000                         16,075,680

                                                                     67,759,237

MICHIGAN - 0.6%

Clinton Co. Econ Dev. Rev.        2,100,000                          2,100,000
(Clinton Area Care Ctr.
Proj.) 3.11%, VRDN (a)

Michigan Bldg. Auth. Rev.         5,900,000                          5,900,000
Series 2, 3.15% 8/5/99, LOC
Canadian Imperial Bank of
Commerce, CP

Wayne Charter County Arpt.        4,100,000                          4,100,000
Rev. Participating VRDN
Series SG 122, 3.07%
(Liquidity Facility Societe
Generale, France) (a)(b)

                                                                     12,100,000

MINNESOTA - 1.4%

Minnesota Hsg. Fin. Agcy.         1,140,000                          1,140,000
Participating VRDN Series PT
114, 3.07% (Liquidity
Facility RaboBank Nederland
Coop. Central) (a)(b)

Minnetonka Multi-family Hsg.      20,900,000                         20,900,000
Rev. Rfdg. (Cliffs at
Ridgedale Proj.) Series
1995, 3.1% (Fannie Mae
Guaranteed), VRDN (a)

Rochester Health Care             7,000,000                          7,000,000
Facilities Rev. (Mayo
Foundation Proj.) Series
1985 C, 3.2% (BPA RaboBank
Nederland Coop. Central),
VRDN (a)

                                                                     29,040,000

MISSISSIPPI - 0.2%

Jackson County Port               5,000,000                          5,000,000
Facilities Rev. Rfdg.
(Chevron U.S.A., Inc.)
Series 1993, 3.15%, VRDN (a)

MISSOURI - 1.3%

Missouri Envir. Impt. &
Energy Resource Auth. Poll.
Cont. Rev.:

Bonds (Union Elec. Co.)           4,000,000                          4,000,000
Series 1985 A, 3% 4/7/99,
LOC UBS AG, CP mode

Series 1993 M, 3.05% (Nat'l.      11,500,000                         11,500,000
Rural Util. Coop. Fin. Corp.
Guaranteed), VRDN (a)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

MISSOURI - CONTINUED

Missouri Health & Edl.           $ 3,000,000                        $ 3,000,000
Facilities Auth. (Lutheran
Senior Svcs.) Series 1996 B,
3.05%, LOC LaSalle Nat'l.
Bank, Chicago, VRDN (a)

Missouri Health & Edl.            4,000,000                          4,000,000
Facilities Research
Facilities Rev. (Stowers
Institute Med. Research)
2.95%, LOC Morgan Guaranty
Trust Co., NY, VRDN (a)

Park Hill School District         3,000,000                          3,000,000
TRAN Series 1998, 3.55%
6/30/99

                                                                     25,500,000

NEBRASKA - 0.7%

Nebraska Pub. Pwr. District
Rev. Series A:

3% 4/8/99, CP                     6,800,000                          6,800,000

3.05% 4/6/99, CP                  7,100,000                          7,100,000

                                                                     13,900,000

NEVADA - 0.9%

Nevada Gen. Oblig.
Participating VRDN:

Series FR/RI 36, 3.1%             4,100,000                          4,100,000
(Liquidity Facility Bank of
New York NA) (a)(b)

Series SGB 1997 31, 3.16%         8,665,000                          8,665,000
(Liquidity Facility Societe
Generale, France) (a)(b)

Series SGB 20, 3.16%              5,815,000                          5,815,000
(Liquidity Facility Societe
Generale, France) (a)(b)

                                                                     18,580,000

NEW HAMPSHIRE - 0.8%

New Hampshire Bus. Fin. Auth.     15,300,000                         15,300,000
Poll. Cont. Rev. Bonds (New
England Pwr. Co. Proj.)
Series 1990 B, 3.4% 5/20/99,
CP mode

NEW JERSEY - 0.4%

New Jersey Gen. Oblig. 2.8%       3,500,000                          3,500,000
4/1/99 (Liquidity Facility
Bank of Nova Scotia)
(Liquidity Facility
Commerzbank AG), CP

New Jersey Trans. Trust Fund      4,000,000                          4,012,937
Auth. Trans. Sys. Bonds
Series B, 5% 6/15/99

                                                                     7,512,937

NEW MEXICO - 1.6%

Farmington Participating VRDN     33,195,000                         33,195,000
Series PT 133, 3.07%
(Liquidity Facility CS First
Boston, Inc.) (a)(b)

NEW YORK - 7.4%

Long Island Pwr. Auth.
Participating VRDN:

Series 1998 10, 3.08%             2,000,000                          2,000,000
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(b)

Series 1998 A, 3.09%              4,000,000                          4,000,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(b)

Series PA 420, 3.09%              4,300,000                          4,300,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(b)

Metro. Trans. Auth.               8,235,000                          8,235,000
Participating VRDN Series PT
1052A, 3.05% (Liquidity
Facility Bank of America
Nat'l. Trust &  Savings
Assoc.) (a)(b)

Nassau County Gen. Oblig.:

Participating VRDN Series PT      3,715,000                          3,715,000
1069, 3.05% (Liquidity
Facility Bank of America
Nat'l. Trust & Savings
Assoc.) (a)(b)

BAN Series 1999 A, 3.5%           11,000,000                         11,016,409
8/17/99

New York City Gen. Oblig.:

Participating VRDN:

Series PT 1042, 3.09%             4,270,000                          4,270,000
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(b)

Series PT 206, 3.09%              1,005,000                          1,005,000
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (a)(b)

Series 1994 B4, 3.15%, LOC        2,100,000                          2,100,000
UBS AG, VRDN (a)

Series 1995 B5, 3.2% (MBIA        14,305,000                         14,305,000
Insured) (BPA Bank of Nova
Scotia), VRDN (a)

Series 1995 B8, 2.85%, LOC        14,000,000                         14,000,000
Bayerische Landesbank
Girozentrale, VRDN (a)

New York City Muni. Wtr. Fin.
Auth.:

Participating VRDN:

Series PA 441, 3.05%              4,300,000                          4,300,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(b)

Series PT 1032, 3.05%             18,700,000                         18,700,000
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(b)

Series SGB 25, 3.16%              9,200,000                          9,200,000
(Liquidity Facility Societe
Generale, France) (a)(b)

Series SGB 26, 3.16%              11,400,000                         11,400,000
(Liquidity Facility Societe
Generale, France) (a)(b)

Series 1, 2.7% 4/8/99, LOC        4,800,000                          4,800,000
Commerzbank AG, LOC Toronto
Dominion Bank, CP

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

NEW YORK - CONTINUED

New York City Muni. Wtr. Fin.
Auth.: - continued

Series 5 B, 2.95% 4/13/99,       $ 2,600,000                        $ 2,600,000
LOC Westdeutsche Landesbank
Girozentrale, LOC Bayerische
Landesbank Girozentrale, CP

New York City Transitional        4,000,000                          4,000,000
Fin. Auth. Rev. Series A 2,
2.85% (Liquidity Facility
Bank of Nova Scotia), VRDN
(a)

New York State Energy             3,450,000                          3,450,000
Research & Dev. Auth.
Participating VRDN Series PA
450,  3.05% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(b)

New York State Local Govt.        2,000,000                          2,000,000
Assistance Corp.
Participating VRDN Series PT
1040, 3.05% (Liquidity
Facility Bank of America
Nat'l. Trust & Savings
Assoc.) (a)(b)

New York State Med. Care
Facilities Fin. Agcy.
Participating VRDN:

Series PA 89, 3.05%               3,790,000                          3,790,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(b)

Series PT 145A, 3.05%             4,655,000                          4,655,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(b)

New York State Urban Dev.         10,000,000                         10,000,000
Corp. Participating VRDN
Series SG 33, 3.05%
(Liquidity Facility Societe
Generale, France) (a)(b)

                                                                     147,841,409

NEW YORK & NEW JERSEY - 0.2%

Port Auth. New York & New         4,700,000                          4,700,000
Jersey Gen. Oblig.
Participating VRDN Series PT
1077, 3.05% (Liquidity
Facility Bank of America
Nat'l. Trust & Savings
Assoc.) (Liquidity Facility
BankAmerica Corp.) (a)(b)

NORTH CAROLINA - 1.3%

North Carolina Eastern Muni.      1,600,000                          1,600,000
Pwr. Agcy. 3% 4/8/99, LOC
Canadian Imperial Bank of
Commerce, CP

North Carolina Eastern Muni.      6,860,000                          6,860,000
Pwr. Auth. Bonds 2.95%
4/8/99, LOC Morgan Guaranty
Trust Co., NY, LOC UBS AG,
CP mode

North Carolina Edl.               4,000,000                          4,000,000
Facilities Fin. Agcy. Rev.
(Johnson C. Smith Univ.)
Series 1999, 3.2%, LOC First
Union Nat'l. Bank of  North
Carolina, VRDN (a)

North Carolina Med. Care          5,000,000                          5,000,000
Commission Hosp. Rev.
(Lexington Memorial Hosp.
Proj.) 3.2%, LOC First Union
Nat'l. Bank of North
Carolina, VRDN (a)

Raleigh-Durham Arpt. Auth.
Spl. Facilities Rev.:

(American Airlines, Inc.)         4,500,000                          4,500,000
Series 1995 A, 3.2%, LOC
NationsBank NA, LOC Royal
Bank of Canada, VRDN (a)

Rfdg. (American Airlines,         3,500,000                          3,500,000
Inc.) Series 1995-A, 3.2%,
LOC NationsBank NA, LOC
Royal Bank of Canada, VRDN
(a)

                                                                     25,460,000

NORTH DAKOTA - 0.1%

Oliver County Poll. Cont.         2,950,000                          2,950,000
Rev. Participating VRDN
Series MSDW 1998 12, 3.13%
(Liquidity Facility Morgan
Stanley, Dean Witter & Co.)
(a)(b)

OHIO - 3.2%

Cleveland Wtrwks.                 3,650,000                          3,650,000
Participating VRDN Series
58, 3.08% (Liquidity
Facility Morgan Stanley,
Dean Witter & Co.) (a)(b)

Clinton County Hosp. Rev.         10,800,000                         10,800,000
(Ohio Hosp. Cap., Inc.
Pooled Fing. Prog.) Series
1998, 3.1%, LOC Fifth Third
Bank, Cincinnati, VRDN (a)

Dublin Gen. Oblig. BAN Series     5,500,000                          5,504,182
1998 C, 3.25% 9/16/99

Franklin County Ind. Dev.         1,700,000                          1,700,000
Rev. Rfdg. (Alco Standard
Corp. Proj.) Series 1994,
3.05%, LOC NationsBank NA,
VRDN (a)

Greene County Gen. Oblig. BAN     4,302,400                          4,308,071
3.9% 9/9/99

Hamilton County Sales Tax         2,400,000                          2,400,000
Participating VRDN Series
15, 3.08% (Liquidity
Facility Bank of America
Nat'l. Trust & Savings
Assoc.) (a)(b)

Ohio Higher Edl. Facilities       24,110,000                         24,110,000
Rev. (Pooled Fing. Prog.)
Series 1997, 3.1%, LOC Fifth
Third Bank, Cincinnati, VRDN
(a)

Ohio Infrastructure Impt.         2,390,000                          2,419,537
Bonds Series 1998 B, 4.5%
2/1/00

Summit County Civic               3,890,000                          3,890,000
Facilities Rev. (YMCA of
Akron) 3%, LOC Key Bank, NA,
VRDN (a)

Sycamore Ohio Cmnty. School       5,000,000                          5,013,839
District BAN 4.2% 6/29/99

                                                                     63,795,629

PENNSYLVANIA - 6.8%

Allegheny County Hosp. Dev.       2,255,000                          2,255,000
Auth. Rev. (St. Margaret
Mem. Hosp.) Series 1992 A,
3.15%, LOC Mellon Bank NA,
Pittsburgh, VRDN (a)

Allegheny County Ind. Dev.        4,140,000                          4,140,000
Auth. (Jewish Home & Hosp.
for Aged) Series 1996 B,
3.15%, LOC PNC Bank NA, VRDN
(a)

Beaver County Ind. Dev. Auth.     1,500,000                          1,500,000
Poll. Cont. Rev. Bonds
(Duquesne Lt. Co. Proj.)
Series 1994, 2.95% 4/7/99,
LOC UBS AG,  CP mode

Berks County Ind. Dev. Auth.      1,500,000                          1,500,000
Ind. Dev. Rev. (Continental
Assurance Co. Proj.) Series
82, 3% (Continental Casualty
Co. Guaranteed), VRDN (a)

Dallastown Area School            1,700,000                          1,700,000
District York County Series
1998, 3.09% (FGIC Insured)
(BPA FGIC-SPI), VRDN (a)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Dauphin County Gen. Auth. Rev.:

(All-Health Pooled Fing.
Prog.):

Series 1997 A, 3.1% (FSA         $ 39,390,000                       $ 39,390,000
Insured), VRDN (a)

Series 1997 B, 3.1% (FSA          25,000,000                         25,000,000
Insured) (BPA CS First
Boston, Inc.), VRDN (a)

(School District Pooled Fing.     14,400,000                         14,400,000
Prog.) 3.05% (AMBAC Insured)
(BPA Commerzbank AG), VRDN
(a)

Delaware County Auth. Hosp.       4,900,000                          4,900,000
Rev. (Crozer-Chester Med.
Ctr.) Series 1996, 3.11%,
LOC Kredietbank NV, VRDN (a)

Lancaster Higher Ed. Auth.        14,805,000                         14,805,000
College Rev. (Franklin &
Marshall College) 3.11% (BPA
Chase Manhattan Bank), VRDN
(a)

Lehigh County Ind. Dev. Auth.     3,440,000                          3,440,000
Rev. (The Keebler Co.)
Series 1992, 3.1%, LOC Bank
of Nova Scotia, VRDN (a)

Pennsylvania Econ. Dev. Fing.     2,150,000                          2,150,000
Auth. Econ. Dev. Rev.
(Foxdale Village Proj.)
Series 1989 C, 3.15%, LOC
PNC Bank NA, VRDN (a)

Pennsylvania Gen. Oblig.          1,450,000                          1,467,200
Bonds Second Series, 5%
11/15/99 (AMBAC Insured)

Philadelphia Hosp. & Higher       1,300,000                          1,300,000
Ed. Facilities Health Sys.
Rev. Bonds (Jefferson Health
Sys. Proj.) Series 1999 B,
3.25%, tender 3/31/00

Philadelphia Ind. Dev. Rev.       3,585,000                          3,585,000
(GDL Estates Corp. Proj.)
3.1%, LOC First Union Nat'l.
Bank of North Carolina, VRDN
(a)

Philadelphia Redev. Auth.         3,500,000                          3,500,000
School Rev. (School for the
Deaf) 3.2%, LOC PNC Bank NA,
VRDN (a)

Scranton-Lackawanna Health &      3,900,000                          3,900,000
Welfare Auth. Rev. (Elan
Gardens Proj.) Series 1996,
3.25%, LOC PNC Bank NA, VRDN
(a)

South Fork Muni. Auth. Hosp.      5,070,000                          5,070,000
Rev. (Lee Hosp. Proj.)
Series 1993 B, 3.15%, LOC
PNC Bank NA, VRDN (a)

Southeastern Pennsylvania         2,125,000                          2,125,000
Trans. Auth. Participating
VRDN Series 109, 3.06%
(Liquidity Facility Morgan
Stanley,  Dean Witter & Co.)
(a)(b)

West Cornwall Township Muni.      780,000                            780,000
Auth. (Lebanon Valley
Brethren Home) 3.1%, LOC
First Union Nat'l. Bank of
North Carolina, VRDN (a)

                                                                     136,907,200

RHODE ISLAND - 0.1%

Rhode Island Health & Ed.         1,995,000                          1,995,000
Bldg. Corp. Rev. (Providence
Country Day School)  Series
1996, 3.1%, LOC Fleet Nat'l.
Bank, VRDN (a)

SOUTH CAROLINA - 2.3%

Piedmont Muni. Pwr. Agcy.         11,700,000                         11,700,000
Elec. Rev. Series 1996 D,
3.05% (MBIA Insured), VRDN
(a)

South Carolina Edl.               4,000,000                          4,000,000
Facilities Auth. (Allen
Univ. Proj.) 3.05%, LOC
NationsBank NA, VRDN (a)

South Carolina Hsg. Fin. &
Hsg. Dev. Auth. Multi-family
Rev. Rfdg.:

(Charleston Oxford) Series        10,180,000                         10,180,000
1990 B, 3.1% (Continental
Casualty Co. Guaranteed),
VRDN (a)

(Greenville Oxford) Series        4,855,000                          4,855,000
1990 A, 3.1% (Continental
Casualty Co. Guaranteed),
VRDN (a)

(Richland Oxford) Series 1990     5,130,000                          5,130,000
C, 3.1% (Continental
Casualty Co. Guaranteed),
VRDN (a)

South Carolina Jobs Econ.         5,400,000                          5,400,000
Dev. Auth. Healthcare
Facilities Rev. (The
Methodist Home Proj.) Series
1994, 3.05%,  LOC
NationsBank NA, VRDN (a)

South Carolina Trans.
Infrastructure:

Bonds Series 1998 A, 4%           2,325,000                          2,335,803
10/1/99 (MBIA Insured)

Participating VRDN Series         2,900,000                          2,900,000
1998 75, 3.13% (Liquidity
Facility Morgan Stanley,
Dean Witter & Co.) (a)(b)

                                                                     46,500,803

SOUTH DAKOTA - 0.3%

South Dakota Health & Edl.        5,500,000                          5,500,000
Facilities Auth. Rev. Rfdg.
(Sioux Valley Hosp.) Series
1992 A, 3.1%, VRDN (a)

TENNESSEE - 0.9%

Jackson Health & Hsg.             3,585,000                          3,585,000
Facilities Board
Multi-family Rev. Rfdg.
(Post House North Apts.
Proj.)  3.15%, LOC
Southtrust Bank Alabama,
VRDN (a)

Knoxville Wtr. Rev.               3,540,000                          3,540,000
Participating VRDN Series
BTP 57, 3.25% (Liquidity
Facility Automatic Data
Processing, Inc.) (a)(b)

Memphis Gen. Impt.                30,000                             30,000
Participating VRDN Series
SGB 23, 3.16% (Liquidity
Facility Societe Generale,
France) (a)(b)

Metro. Govt. of Nashville &       2,100,000                          2,100,000
Davidson County
Participating VRDN Series
SGA 11,  3.09% (Liquidity
Facility Societe Generale,
France) (a)(b)

Rutherford County Ind. Dev.       795,000                            795,000
Board Ind. Dev. Rev.
(Cumberland-Swan, Inc.
Proj.)  Series 1987, 3.1%,
LOC SunTrust Bank, Nashville
NA, VRDN (a)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

TENNESSEE - CONTINUED

Sevier County Pub. Bldg.
Auth. Rev.:

Series 2D 2, 3% (AMBAC           $ 4,000,000                        $ 4,000,000
Insured), VRDN (a)

Series D 1, 3% (AMBAC             1,500,000                          1,500,000
Insured), VRDN (a)

Shelby County 3% 4/7/99, CP       1,500,000                          1,500,000

Signal Mountain Health Ed.        1,500,000                          1,500,000
Health Facilities Bonds
(Alexian Village Proj.)
Series 1999, 3.3%, tender
2/29/00 (FSA Insured) (BPA
First Nat'l. Bank of
Chicago)

                                                                     18,550,000

TEXAS - 17.0%

Austin Hsg. Fin. Corp.            6,000,000                          6,000,000
Multi-family Hsg. Rev.
(Riverchase Proj.) Series
1985 A, 3.2%, LOC Household
Fin. Corp., VRDN (a)

Austin Independent School
District Variable Rate TRAN:

3.72% 8/31/99 (a)(c)              6,600,000                          6,600,000

Austin Util. Sys. Rev.            2,300,000                          2,300,000
Participating VRDN Series PT
127, 3.07% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(b)

Bexar County Health               6,400,000                          6,400,000
Facilities Dev. Corp. Rev.
(Warm Springs Rehabilitation
Proj.) Series 1997,  3.15%,
LOC Chase Bank of Texas NA,
VRDN (a)

Brazos River Hbr. Navigation      5,000,000                          5,000,000
District Rev. Bonds (Dow
Chemical Proj.) Series 1991,
3% 4/7/99, CP mode

Coastal Wtr. Auth.                12,100,000                         12,100,000
Participating VRDN Series 97
J, Class A, 3.07% (Liquidity
Facility Caisse des Depots
et Consignations) (a)(b)

Colorado River Muni. Wtr.         1,280,000                          1,280,000
District Rev. Participating
VRDN Series PA 187, 3.07%
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(b)

Comal County Health               5,300,000                          5,300,000
Facilities Dev. Rev.
(McKenna Memorial Health
Sys.) 3.15%, LOC Chase Bank
of Texas NA, VRDN (a)

Dallas Area Rapid Transit         11,000,000                         11,000,000
Sales Tax Rev. Series A,
3.2% 7/23/99, LOC Bayerische
Landesbank Girozentrale,
LOC Westdeutsche Landesbank
Girozentrale, CP

Dallas Gen. Oblig.                14,200,000                         14,200,000
Participating VRDN Series
1998 93, 3.08% (Liquidity
Facility Morgan Stanley,
Dean Witter & Co.) (a)(b)

Dallas Wtr. & Swr. Sys. Rev.      1,350,000                          1,350,000
Series B, 3% 4/21/99, CP

Farmers Branch Ind. Dev.          3,700,000                          3,700,000
Corp. Rev. Rfdg. (PPG Ind.,
Inc. Proj.) Series 1992,
3.1%, VRDN (a)

Fort Worth Wtr. & Swr. Rev.
Series B:

2.85% 5/3/99, CP                  2,900,000                          2,900,000

2.85% 5/11/99, CP                 1,600,000                          1,600,000

Gaudalupe-Blanco River Auth.      2,200,000                          2,200,000
Poll. Cont. Rev. Rfdg.
(Central Pwr. & Lt. Co.)
3.15%, LOC ABN-AMRO Bank NV,
VRDN (a)

Grapevine-Colleyville             6,575,000                          6,575,000
Independent School District
Rfdg. Participating VRDN
Series SG 69, 3.07%
(Liquidity Facility Societe
Generale, France) (a)(b)

Greater East Texas Higher Ed.     10,200,000                         10,200,000
Auth. Student Ln. Rev. Rfdg.
Bonds Series 1992 A, 3.55%,
tender 9/1/99, LOC Student
Ln. Marketing Assoc.

Harris County Gen. Oblig.         14,600,000                         14,600,000
Series B, 2.95% (BPA Morgan
Guaranty Trust Co., NY),
VRDN (a)

Harris County Health              2,000,000                          2,000,000
Facilities Dev. Corp. School
Health Care Rev. Bonds
(Sisters of Charity
Incarnate Word) Series 1997
A, 2.95% 4/7/99 (BPA Toronto
Dominion Bank), CP mode

Houston Gen. Oblig.:

Series A, 2.95% 4/7/99, CP        17,900,000                         17,900,000

Series B:

3% 4/7/99, CP                     12,000,000                         12,000,000

3.25% 4/6/99, CP                  9,600,000                          9,600,000

Series C, 2.95% 4/7/99, CP        2,200,000                          2,200,000

TRAN Series 1998 A, 3.56%         4,800,000                          4,800,000
4/15/99

Houston Hsg. Fin. Corp. Rfdg.     11,560,000                         11,560,000
Participating VRDN Series PT
1, 3.07% (FSA Insured)
(Liquidity Facility Banque
Nationale  de Paris) (a)(b)

Houston Wtr. & Swr. Sys. Rev.:

Participating VRDN:

Series FR/RI 32, 3.1%             9,000,000                          9,000,000
(Liquidity Facility Bank of
New York NA) (a)(b)

Series FR/RI 5, 3.1%              9,600,000                          9,600,000
(Liquidity Facility Bank of
New York NA) (a)(b)

Rfdg. Participating VRDN          6,840,000                          6,840,000
Series SG 24, 3.16%
(Liquidity Facility Societe
Generale, France) (a)(b)

Series A:

2.85% 4/12/99, CP                 4,900,000                          4,900,000

2.9% 4/1/99, CP                   2,000,000                          2,000,000

3% 4/6/99, CP                     2,600,000                          2,600,000

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

TEXAS - CONTINUED

North Central Texas Health
Facilities Dev. Rev. Bonds
(Dallas Methodist Hosp.
Proj.) Series 1998:

3% 4/9/99 (AMBAC Insured),       $ 8,700,000                        $ 8,700,000
(Liquidity Facility RaboBank
Nederland Coop. Central) CP
mode

3.15% 8/13/99 (AMBAC              31,000,000                         31,000,000
Insured), (Liquidity
Facility RaboBank Nederland
Coop. Central) CP mode

3.2% 8/12/99 (AMBAC Insured),     3,300,000                          3,300,000
(Liquidity Facility RaboBank
Nederland Coop. Central) CP
mode

Plano Health Facilities Dev.
Corp. Hosp. Rev. Bonds
(Children's & Presbyterian
Health Care Ctr.):

3% 4/7/99 (MBIA Insured) (BPA     8,400,000                          8,400,000
Chase Bank of Texas NA), CP
mode

3% 4/7/99 (MBIA Insured) (BPA     5,000,000                          5,000,000
Chase Bank of Texas NA), CP
mode

San Antonio Elec. & Gas Sys.
Rev. Participating VRDN:

Series 1998 76, 3.08%             3,300,000                          3,300,000
(Liquidity Facility Morgan
Stanley, Dean Witter & Co.)
(a)(b)

Series 1998 77, 3.08%             8,495,000                          8,495,000
(Liquidity Facility Morgan
Stanley, Dean Witter & Co.)
(a)(b)

San Antonio Hotel Occupacy        2,100,000                          2,100,000
Tax Rev. Participating VRDN
Series SG 51, 3.07%
(Liquidity Facility Societe
Generale, France) (a)(b)

San Antonio Wtr. Rev.             4,125,000                          4,125,000
Participating VRDN Series 96
4306 Class A, 3.11%
(Liquidity Facility
Citibank, New York NA) (a)(b)

Sherman Higher Ed. Fin. Corp.     12,700,000                         12,700,000
(Austin College Proj.)
Series 1997, 3.05%, LOC
NationsBank NA, VRDN (a)

Texas Dept. Hsg. & Cmnty.         3,147,000                          3,147,000
Affairs Participating VRDN
Series PA 126, Single Family
Rev.  3.1% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(b)

Texas Dept. Hsg. & Cmnty.         2,240,000                          2,240,000
Affairs Mtg. Rev.
Participating VRDN Series PT
9,  3.07% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(b)

Texas Gen. Oblig. TRAN Series     19,600,000                         19,704,349
1998 1999, 4.5% 8/31/99

Texas Muni. Pwr. Agcy. Rev.
BAN:

3% 4/7/99, CP                     8,300,000                          8,300,000

3% 4/8/99, CP                     1,000,000                          1,000,000

Texas Wtr. Dev. Board Rev.        1,900,000                          1,900,000
Participating VRDN Series
SGA 23, 3.09% (Liquidity
Facility Societe Generale,
France) (a)(b)

Univ. of Texas Rev.               8,840,000                          8,840,000
Participating VRDN Series
1998 97, 3.13% (Liquidity
Facility Morgan Stanley,
Dean Witter & Co.) (a)(b)

                                                                     340,556,349

UTAH - 1.5%

Davis County School District      2,000,000                          2,000,848
Bonds 3.25% 6/1/99

Emery County Poll. Cont. Rev.     3,700,000                          3,700,000
Rfdg. (Pacificorp. Proj.)
Series 1994,  3.2% (AMBAC
Insured) (BPA Bank of Nova
Scotia), VRDN (a)

Intermountain Pwr. Agcy.:

Bonds Series 1985 E2, 3%          5,000,000                          5,000,000
4/7/99 (AMBAC Insured) (BPA
UBS AG), CP mode

Series 1997 B2:

3.15% 7/21/99, CP                 2,300,000                          2,300,000

3.2% 7/22/99, CP                  2,400,000                          2,400,000

Series 1997 B3, 2.7% 4/5/99,      6,050,000                          6,050,000
CP

Series 97 B2, 3% 4/8/99, CP       4,500,000                          4,500,000

Timpanogos Spl. Svcs.             1,000,000                          1,000,000
Participating VRDN Series SG
83, 3.07% (Liquidity
Facility Societe Generale,
France) (a)(b)

Utah Gen. Oblig. Series 1997      4,000,000                          4,000,000
A, 2.85% 4/6/99, CP

                                                                     30,950,848

VIRGINIA - 2.6%

Chesterfield County Ind. Dev.
Auth. Poll. Cont. Rev. Bonds:

(Virginia Elec. Pwr. Co.
Proj.):

Series 1985, 2.95% 4/1/99, CP     2,400,000                          2,400,000
mode

Series 1987 A, 3.1% 8/13/99,      2,350,000                          2,350,000
CP mode

Series B:

3.1% 7/23/99, CP mode             5,000,000                          5,000,000

3.1% 8/12/99, CP mode             1,500,000                          1,500,000

3.15% 8/6/99, CP mode             2,985,000                          2,985,000

Series B, 3% 4/12/99, CP mode     4,450,000                          4,450,000

Louisa Ind. Dev. Auth. Poll.
Cont. Rev. Bonds (Virginia
Elec. Pwr. Co. Proj.):

Series 1985:

3% 4/12/99, CP mode               6,800,000                          6,800,000

3.1% 7/23/99, CP mode             8,000,000                          8,000,000

Series 1987, 2.95% 4/1/99, CP     2,500,000                          2,500,000
mode

Prince William County Ind.        1,700,000                          1,700,000
Dev. Auth. Poll. Cont. Rev.
Bonds (Virginia Elec. Pwr.
Co. Proj.) 2.95% 4/1/99, CP
mode

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

VIRGINIA - CONTINUED

Roanoke Ind. Dev. Auth. Hosp.    $ 4,500,000                        $ 4,500,000
Rev. (Carilion Health Sys.)
Series 1997 B, 3.2%, VRDN (a)

York County Ind. Dev. Auth.
Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co.
Proj.) Series 1985:

2.75% 4/5/99, CP mode             4,200,000                          4,200,000

2.8% 4/6/99, CP mode              3,300,000                          3,300,000

3% 4/9/99, CP mode                3,000,000                          3,000,000

                                                                     52,685,000

WASHINGTON - 2.6%

Kent Gen. Oblig.                  4,100,000                          4,100,000
Participating VRDN Series
SGA 27, 3.09% (Liquidity
Facility Societe Generale,
France) (a)(b)

Washington Gen. Oblig.
Participating VRDN:

Series 1993 C, Class A, 3.11%     21,700,000                         21,700,000
(Liquidity Facility
Citibank, New York NA)
(a)(b)

Series SGA 36, 3.09%              2,000,000                          2,000,000
(Liquidity Facility Societe
Generale, France) (a)(b)

Washington Health Care            1,200,000                          1,200,000
Facilities Auth. Rev.
(Virginia Mason Med. Ctr.)
Series 1997 B, 3.1% (MBIA
Insured), VRDN (a)

Washington Motor Vehicle Fuel     18,015,000                         18,015,000
Tax Participating VRDN
Series 964701, 3.11%
(Liquidity Facility
Citibank, New York NA)
(a)(b)

Washington Pub. Pwr. Supply       3,100,000                          3,100,000
Sys. Nuclear Proj. #1 Rev.
Participating VRDN Series PT
180, 3.1% (Bonneville Pwr.
Admin. Guaranteed)
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (a)(b)

Washington Pub. Pwr. Supply       1,450,000                          1,454,840
Sys. Nuclear Proj. #2 Rev.
Rfdg. Bonds Series A, 4.75%
7/1/99

                                                                     51,569,840

WEST VIRGINIA - 0.8%

Cabell County Life Care
Facilities Rev.:

(Foster Foundation) Series        4,100,000                          4,100,000
1988, 3.11%, LOC Huntington
Nat'l. Bank, Columbus, VRDN
(a)

Series 1988, 3.11%, LOC           1,000,000                          1,000,000
Huntington Nat'l. Bank,
Columbus, VRDN (a)

Cabell County Nursing Home        1,890,000                          1,890,000
Facilities Rev. (17th Street
Ltd. Partnership) Series
1993,  3.05%, LOC
NationsBank NA, VRDN (a)

Kanawha County Commercial         3,085,000                          3,085,000
Dev. Rev. Rfdg. (McJunkin
Corp. Proj.) Series 1991,
3.05%, LOC NationsBank NA,
VRDN (a)

West Virginia Building            6,000,000                          6,000,000
Commission (Davis & Elkins
College Proj.) 3.11%, LOC
Huntington Nat'l. Bank,
Columbus, VRDN (a)

                                                                     16,075,000

WISCONSIN - 0.9%

Janesville School District        1,400,000                          1,402,912
TRAN 3.5% 9/30/99

Kenosha Unified School            4,700,000                          4,700,000
District #001 TRAN 3.38%
9/28/99

New Berlin School District        2,100,000                          2,103,701
TRAN 3.75% 8/26/99

Rothschild Poll Cont. Rev.        2,400,000                          2,400,000
(Weyherhaeuser Co. Proj.)
Series 1982, 3.1%, VRDN (a)

Wausau School District TRAN       2,000,000                          2,002,572
3.75% 9/22/99

Wisconsin Gen. Oblig. RAN         3,000,000                          3,007,054
4.5% 6/15/99

Wisconsin Trans. Rev. Series      3,007,000                          3,007,000
1997, 2.7% 4/5/99, CP

                                                                     18,623,239

WYOMING - 0.5%

Lincoln County Poll. Cont.        7,600,000                          7,600,000
Rev. (Exxon Co. Proj.)
Series 1985, 3.15%, VRDN (a)

Wyoming Cmnty. Dev. Auth.         1,995,000                          1,995,000
Participating VRDN Series PT
112, 3.07% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(b)

                                                                     9,595,000

MULTIPLE STATES - 1.1%

New England Waste Disp. Auth.     11,185,000                         11,185,000
Participating VRDN Series
96C2001, 3.11% (Liquidity
Facility Citibank,  New York
NA) (a)(b)

Stephens Equity Trust I           11,000,000                         11,000,000
Participating VRDN Series
1996, 3.21%, LOC Bayerische
Hypotheken-und Wechselbank
AG, LOC Bayerische Hypo-und
Vereinsbank AG (a)(b)

                                                                     22,185,000

TOTAL INVESTMENT IN                                                $ 2,004,438,684
SECURITIES - 100%

Total Cost for Income Tax Purposes                                 $ 2,004,438,684


SECURITY TYPE ABBREVIATIONS

BAN - BOND ANTICIPATION NOTE

CP  - COMMERCIAL PAPER

RAN - REVENUE ANTICIPATION NOTE

TAN - TAX ANTICIPATION NOTE

TRAN - TAX AND REVENUE ANTICIPATION NOTE

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Provides evidence of ownership in one or more underlying municipal bonds.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

SECURITY                     ACQUISITION DATE     COST

Austin Independent School    10/20/98 - 11/17/98  $ 6,600,000
District Variable Rate TRAN
3.72% 8/31/99

OTHER INFORMATION

At the end of the period, restricted securities (excluding 144A issues) amounted to $6,600,000 or 0.3% of net assets.

INCOME TAX INFORMATION

At May 31, 1998, the fund had a capital loss carryforward of approximately $347,000 all of which will expire on May 31, 2005.

TAX-EXEMPT PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                              MARCH 31, 1999

ASSETS

Investment in securities, at                 $ 2,004,438,684
value - See accompanying
schedule

Cash                                          6,509

Interest receivable                           13,051,601

 TOTAL ASSETS                                 2,017,496,794

LIABILITIES

Payable for investments        $ 64,461,849
purchased

Distributions payable           3,646,569

Accrued management fee          221,857

Distribution fees payable       13,323

Other payables and  accrued     132,327
expenses

 TOTAL LIABILITIES                            68,475,925

NET ASSETS                                   $ 1,949,020,869

Net Assets consist of:

Paid in capital                              $ 1,949,171,348

Accumulated net realized gain                 (150,479)
(loss) on investments

NET ASSETS                                   $ 1,949,020,869

CLASS I: NET ASSET VALUE,                     $1.00
offering price   and
redemption price per   share
($1,876,634,781 (divided by)
  1,876,779,673 shares)

CLASS II: NET ASSET VALUE,                    $1.00
offering price   and
redemption price   per share
($23,578,618 (divided by)
23,580,437 shares)

CLASS III: NET ASSET VALUE,                   $1.00
offering price   and
redemption price   per share
($48,807,470 (divided by)
48,811,238 shares)

STATEMENT OF OPERATIONS
                                YEAR ENDED MARCH 31, 1999

INTEREST INCOME                              $ 79,275,750

EXPENSES

Management fee                 $ 4,613,456

Transfer agent fees

 Class I                        532,409

 Class II                       12,483

 Class III                      13,570

Distribution fees

 Class II                       64,023

 Class III                      112,279

Accounting fees and expenses    271,871

Non-interested trustees'        3,178
compensation

Custodian fees and expenses     141,845

Registration fees

 Class I                        111,594

 Class II                       8,661

 Class III                      8,873

Audit                           33,223

Miscellaneous                   12,543

 Total expenses before          5,940,008
reductions

 Expense reductions             (1,186,603)   4,753,405

NET INTEREST INCOME                           74,522,345

NET REALIZED GAIN (LOSS)   ON                 105,653
INVESTMENTS

NET INCREASE IN NET ASSETS                   $ 74,627,998
RESULTING FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET       YEAR ENDED MARCH 31, 1999  YEAR ENDED MARCH 31, 1998
ASSETS

Operations Net interest income   $ 74,522,345               $ 80,770,114

 Net realized gain (loss)         105,653                    143,752

 Increase (decrease) in net       -                          (104)
unrealized gain from
accretion of discount

 NET INCREASE (DECREASE) IN       74,627,998                 80,913,762
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders
from net interest income:

  Class I                         (71,884,455)               (78,055,074)

  Class II                        (1,301,004)                (1,433,516)

  Class III                       (1,336,886)                (1,281,524)

 TOTAL DISTRIBUTIONS              (74,522,345)               (80,770,114)

Share transactions - net
increase (decrease) at net
asset value of $1.00 per
share:

  Class I                         (259,352,346)              113,557,163

  Class II                        (7,252,488)                (29,425,399)

  Class III                       11,534,985                 10,958,613

 TOTAL SHARE TRANSACTIONS         (255,069,849)              95,090,377

  TOTAL INCREASE (DECREASE)       (254,964,196)              95,234,025
IN NET ASSETS

NET ASSETS

 Beginning of period              2,203,985,065              2,108,751,040

 End of period                   $ 1,949,020,869            $ 2,203,985,065



FINANCIAL HIGHLIGHTS - CLASS I
YEARS ENDED MARCH 31,            1999         1998         1997         1996         1995 E       1994 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000
period

Income from Investment
Operations

Net interest income               .032         .035         .033         .036         .027         .024

Less Distributions

From net interest income          (.032)       (.035)       (.033)       (.036)       (.027)       (.024)

Net asset value, end of period   $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000

TOTAL RETURN B, C                 3.28%        3.60%        3.40%        3.70%        2.74%        2.44%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,876,635  $ 2,135,884  $ 2,022,191  $ 1,806,918  $ 1,876,815  $ 2,390,663
(000 omitted)

Ratio of expenses to average      .20% D       .20% D       .20% D       .19% D       .18% A, D    .18% D
net assets

Ratio of net interest income      3.24%        3.54%        3.34%        3.64%        3.20% A      2.41%
to average net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E TEN MONTHS ENDED MARCH 31.
F YEAR ENDED MAY 31.

FINANCIAL HIGHLIGHTS - CLASS II
YEARS ENDED MARCH 31,            1999      1998      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000   $ 1.000   $ 1.000   $ 1.000
period

Income from Investment
Operations

Net interest income               .031      .034      .032      .013

Less Distributions

From net interest income          (.031)    (.034)    (.032)    (.013)

Net asset value, end of period   $ 1.000   $ 1.000   $ 1.000   $ 1.000

TOTAL RETURNB, C                  3.13%     3.44%     3.25%     1.34%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 23,579  $ 30,829  $ 60,247  $ 968
(000 omitted)

Ratio of expenses to average      .35% D    .35% D    .35% D    .35% A, D
net assets

Ratio of net interest income      3.05%     3.41%     3.21%     3.17% A
to average net assets

FINANCIAL HIGHLIGHTS - CLASS III
YEARS ENDED MARCH 31,            1999      1998      1997      1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000   $ 1.000   $ 1.000   $ 1.000
period

Income from Investment
Operations

Net interest income               .030      .033      .031      .013

Less Distributions

From net interest income          (.030)    (.033)    (.031)    (.013)

Net asset value, end of period   $ 1.000   $ 1.000   $ 1.000   $ 1.000

TOTAL RETURN B, C                 3.03%     3.34%     3.14%     1.30%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 48,807  $ 37,272  $ 26,313  $ 988
(000 omitted)

Ratio of expenses to average      .45% D    .45% D    .45% D    .45% A, D
net assets

Ratio of net interest income      2.98%     3.28%     3.09%     3.00% A
to average net assets

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO MARCH 31, 1996.
F FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS III SHARES) TO MARCH 31, 1996.

NOTES TO FINANCIAL STATEMENTS
For the period ended March 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (formerly Treasury Only, Treasury, Government, Domestic, Money Market and Tax-Exempt, respectively ) (the funds) are funds of Colchester Street Trust (formerly Fidelity Institutional Cash Portfolios for Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio and Money Market Portfolio; and formerly Fidelity Institutional Tax-Exempt Cash Portfolios for Tax-Exempt Portfolio ) (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust and is authorized to issue an unlimited number of shares.

Each fund currently offers three classes of shares, Class I, Class II and Class III, each of which has equal rights as to assets and voting privileges except that each class bears different distribution and transfer agent expenses and certain registration fees. Each class has exclusive voting rights with respect to its distribution plans.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. For Tax Exempt Portfolio, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

ALLOCATED EARNINGS AND EXPENSES. Interest income, expenses (other than expenses incurred under the Distribution and Service Plan, Transfer Agent Agreement and certain registration fees for each class) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon their relative net assets.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) for Money Market Portfolio, non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Income dividends are declared separately for each class.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the applicable statements of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

2. OPERATING POLICIES - CONTINUED

RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

3. JOINT TRADING ACCOUNT.

At the end of the period, certain funds had 20% or more of their total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

SUMMARY OF JOINT TRADING

DATED JANUARY 15, 1999, DUE JUNE 14, 1999                         4.7%
Number of dealers or banks                                        1
Maximum amount with one dealer or bank                            100%
Aggregate principal amount of agreements                          $250,000,000
Aggregate maturity amount of agreements                           $254,895,833
Aggregate market value of transferred assets                      $255,225,664
Coupon rates of transferred assets                                5.38% to 8.13%
Maturity dates of transferred assets                              8/15/99 to 8/15/21

DATED MARCH 15, 1999, DUE JUNE 14, 1999                           4.72%
Number of dealers or banks                                        1
Maximum amount with one dealer or bank                            100%
Aggregate principal amount of agreements                          $250,000,000
Aggregate maturity amount of agreements                           $252,982,778
Aggregate market value of transferred assets                      $255,102,298
Coupon rates of transferred assets                                0% to 6.75%
Maturity dates of transferred assets                              5/6/99 to 8/15/26

DATED MARCH 30, 1999, DUE JUNE 30, 1999                           4.75%
Number of dealers or banks                                        1
Maximum amount with one dealer or bank                            100%
Aggregate principal amount of agreements                          $500,000,000
Aggregate maturity amount of agreements                           $506,069,444
Aggregate market value of transferred assets                      $510,451,329
Coupon rates of transferred assets                                5.38% to 8.13%
Maturity dates of transferred assets                              8/15/99 to 8/15/21

DATED MARCH 26, 1999 DUE JUNE 14, 1999                            4.8%
Number of dealers or banks                                        1
Maximum amount with one dealer or bank                            100%
Aggregate principal amount of agreements                          $200,000,000
Aggregate maturity amount of agreements                           $202,133,333
Aggregate market value of transferred assets                      $205,548,887
Coupon rates of transferred assets                                5.94% to 7.05%
Maturity dates of transferred assets                              11/1/20 to 8/1/37

DATED MARCH 22, 1999 DUE JUNE 21, 1999                            4.83%
Number of dealers or banks                                        1
Maximum amount with one dealer or bank                            100%
Aggregate principal amount of agreements                          $200,000,000
Aggregate maturity amount of agreements                           $202,441,833
Aggregate market value of transferred assets                      $206,250,507
Coupon rates of transferred assets                                0%
Maturity dates of transferred assets                              3/1/17 to 8/1/37

DATED MARCH 31, 1999, DUE APRIL 1, 1999                           4.95%
Number of dealers or banks                                        10
Maximum amount with one dealer or bank                            22.3%
Aggregate principal amount of agreements                          $986,450,000
Aggregate maturity amount of agreements                           $986,585,764
Aggregate market value of transferred assets                      $1,006,635,591
Coupon rates of transferred assets                                0% to 12.5%
Maturity dates of transferred assets                              4/15/99 to 8/15/23

DATED MARCH 31, 1999, DUE APRIL 1, 1999                           4.99%
Number of dealers or banks                                        6
Maximum amount with one dealer or bank                            30.9%
Aggregate principal amount of agreements                          $485,000,000
Aggregate maturity amount of agreements                           $485,067,159
Aggregate market value of transferred assets                      $495,511,084
Coupon rates of transferred assets                                0% to 12%
Maturity dates of transferred assets                              6/30/99 to 5/15/16

DATED MARCH 31, 1999, DUE APRIL 1, 1999                           5%
Number of dealers or banks                                        11
Maximum amount with one dealer or bank                            33.8%
Aggregate principal amount of agreements                          $4,088,598,000
Aggregate maturity amount of agreements                           $4,089,165,531
Aggregate market value of transferred assets                      $4,179,897,395
Coupon rates of transferred assets                                0% to 14%
Maturity dates of transferred assets                              4/15/99 to 8/15/28

DATED MARCH 31, 1999 DUE APRIL 1, 1999                            5.04%
Number of dealers or banks                                        6
Maximum amount with one dealer or bank                            24.2%
Aggregate principal amount of agreements                          $1,722,516,000
Aggregate maturity amount of agreements                           $1,722,757,366
Aggregate market value of transferred assets                      $1,762,007,855
Coupon rates of transferred assets                                0% to 12%
Maturity dates of transferred assets                              4/9/99 to 11/1/37


4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As each fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .20% of average net assets.

SUB-ADVISER FEE. As each fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fees are paid prior to any voluntary expense reimbursements which may be in effect.

DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plans (the Plans) of Class II and Class III, and in accordance with Rule 12b-1 of the 1940 Act, Class II and Class III pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee that is based on an annual rate of .15% and .25% of the average net assets, respectively. For the period, the distribution fees received by FDC on behalf of each class are shown on each fund's Statement of Operations. Of the fees paid to FDC by Class II of Treasury Only Portfolio, Class II of Treasury Portfolio, Class II of Government Portfolio, Class II of Money Market Portfolio, Class II of Tax-Exempt Portfolio, Class III of Treasury Only Portfolio, Class III of Treasury Portfolio, Class III of Government Portfolio, Class III of Domestic Portfolio and Class III of Money Market Portfolio, approximately $427, $10,200, $9,924, $3,397, $533, $6,623, $50,381,
$24,712, $185 and $9,101, respectively, were retained by FDC. All of the fees paid to FDC by the remaining classes were paid to security dealers, banks and other financial institutions for selling Class II and Class III shares and providing shareholder support services.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the funds except for Tax-Exempt Portfolio. UMB Bank, n.a. (UMB) is the custodian, transfer and shareholder servicing agent for Tax-exempt Portfolio. UMB has entered into a sub-contract with FIIOC to perform the activities associated with the transfer and shareholder servicing agent functions for Tax-Exempt Portfolio. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.

For the period, the transfer agent fees were equivalent to the following annual rates as a percentage of average net assets:

                             CLASS I               CLASS II             CLASS III
Treasury Only Portfolio      .03%                  .03%                 .03%
Treasury Portfolio           .03%                  .03%                 .03%
Government Portfolio         .02%                  .02%                 .04%
Domestic Portfolio           .03%                  .03%                 .03%
Money Market Portfolio       .02%                  .03%                 .03%
Tax-Exempt Portfolio         .02%                  .03%                 .03%


ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the funds except for Tax-Exempt Portfolio. UMB also has a sub-contract with FSC to maintain Tax-Exempt Portfolio's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse the funds' operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses, and 12b-1 fees payable by Class II and Class III of each fund) above an annual rate of .20% (.18% for Money Market) of average net assets. For the period, the reimbursement reduced expenses by the following:

                             CLASS I               CLASS II             CLASS III
Treasury Only Portfolio      $ 511,077             $ 30,512             $ 65,297
Treasury Portfolio           $ 1,756,155           $ 154,194            $ 1,428,456
Government Portfolio         $ 1,899,581           $ 152,319            $ 401,627
Domestic Portfolio           $ 975,190             $ 116,292            $ 176,715
Money Market
Portfolio                    $ 7,127,955           $ 102,950            $ 429,220
Tax-Exempt Portfolio         $ 1,090,233           $ 29,643             $ 31,256


In addition, certain funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. During the period, custodian fees were reduced by $35,471 under this arrangement for Tax-Exempt Portfolio.

6. BENEFICIAL INTEREST.

At the end of the period, certain shareholders were record owners of approximately 10% or more of the total outstanding shares of the following funds:

BENEFICIAL INTEREST

FUND                     NUMBER OF SHAREHOLDERS  % OWNERSHIP

Treasury Only Portfolio   2                      30%

Treasury Portfolio        1                      25%

Government Portfolio      2                      29%

Tax-Exempt Portfolio      2                      22%

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                               YEAR ENDED         YEAR ENDED MARCH 31,
                               MARCH 31,

                               1999               1998

TREASURY ONLY PORTFOLIO CLASS  $ 3,225,354,216    $ 3,763,808,828
I Shares sold

Reinvestment of distributions   12,321,228         12,396,796
from net interest income

Shares redeemed                 (3,230,397,546)    (3,990,429,016)

Net increase (decrease)        $ 7,277,898        $ (214,223,392)

TREASURY ONLY PORTFOLIO CLASS  $ 271,559,642      $ 353,599,058
II Shares sold

Reinvestment of distributions   1,535,439          1,098,235
from net interest income

Shares redeemed                 (252,169,318)      (374,357,881)

Net increase (decrease)        $ 20,925,763       $ (19,660,588)

TREASURY ONLY PORTFOLIO CLASS  $ 578,593,613      $ 458,981,861
III Shares sold

Reinvestment of distributions   3,214,922          1,415,477
from net interest income

Shares redeemed                 (581,447,756)      (395,939,453)

Net increase (decrease)        $ 360,779          $ 64,457,885

TREASURY PORTFOLIO CLASS I     $ 64,257,957,773   $ 56,382,827,620
Shares sold

Reinvestment of distributions   97,557,789         104,974,998
from net interest income

Shares redeemed                 (64,918,765,373)   (57,587,789,160)

Net increase (decrease)        $ (563,249,811)    $ (1,099,986,542)

TREASURY PORTFOLIO CLASS II    $ 5,692,697,517    $ 11,473,941,319
Shares sold

Reinvestment of distributions   5,129,015          3,111,085
from net interest income

Shares redeemed                 (5,735,491,971)    (11,156,445,957)

Net increase (decrease)        $ (37,665,439)     $ 320,606,447

TREASURY PORTFOLIO CLASS III   $ 34,401,503,367   $ 31,755,413,322
Shares sold

Reinvestment of distributions   33,781,747         37,736,905
from net interest income

Shares redeemed                 (34,512,665,668)   (32,418,433,085)

Net increase (decrease)        $ (77,380,554)     $ (625,282,858)

GOVERNMENT PORTFOLIO CLASS I   $ 34,932,282,004   $ 32,090,184,246
Shares sold

Reinvestment of distributions   87,233,949         77,830,952
from net interest income

Shares redeemed                 (33,651,104,519)   (31,450,409,491)

Net increase (decrease)        $ 1,368,411,434    $ 717,605,707

GOVERNMENT PORTFOLIO CLASS II  $ 3,952,436,820    $ 2,201,077,655
Shares sold

Reinvestment of distributions   10,093,868         3,539,770
from net interest income

Shares redeemed                 (3,694,791,275)    (2,161,302,172)

Net increase (decrease)        $ 267,739,413      $ 43,315,253

GOVERNMENT PORTFOLIO CLASS     $ 9,808,092,304    $ 8,833,518,097
III Shares sold

Reinvestment of distributions   26,583,124         28,319,356
from net interest income

Shares redeemed                 (9,680,186,148)    (8,846,243,887)

Net increase (decrease)        $ 154,489,280      $ 15,593,566

7. SHARE TRANSACTIONS - CONTINUED
                               YEAR ENDED         YEAR ENDED MARCH 31,
                               MARCH 31,

                               1999               1998

DOMESTIC PORTFOLIO CLASS I     $ 15,577,206,973   $ 13,489,220,102
Shares sold

Reinvestment of distributions   46,450,889         35,344,269
from net interest income

Shares redeemed                 (14,846,130,323)   (13,273,276,636)

                                777,527,539        251,287,735

Issued in exchange for the      281,512,275        -
net assets of Rated Money
Market Portfolio Class I

Net increase (decrease)        $ 1,059,039,814    $ 251,287,735

DOMESTIC PORTFOLIO CLASS II    $ 2,403,859,326    $ 289,381,235
Shares sold

Reinvestment of distributions   6,824,018          374,388
from net interest income

Shares redeemed                 (2,191,969,649)    (259,533,241)

                                218,713,695        30,222,382

Issued in exchange for the      71,486,478         -
net assets of Rated Money
Market Portfolio Class II

Net increase (decrease)        $ 290,200,173      $ 30,222,382

DOMESTIC PORTFOLIO CLASS III   $ 2,244,459,901    $ 807,974,724
Shares sold

Reinvestment of distributions   9,388,494          2,910,394
from net interest income

Shares redeemed                 (1,858,232,142)    (859,302,969)

                                395,616,253        (48,417,851)

Issued in exchange for the      128,472,530        -
net assets of Rated Money
Market Portfolio Class III

Net increase (decrease)        $ 524,088,783      $ (48,417,851)

MONEY MARKET PORTFOLIO CLASS   $ 101,424,061,871  $ 65,588,662,837
I Shares sold

Reinvestment of distributions   392,490,343        336,986,110
from net interest income

Shares redeemed                 (98,432,501,077)   (65,255,552,989)

Net increase (decrease)        $ 3,384,051,137    $ 670,095,958

MONEY MARKET PORTFOLIO CLASS   $ 1,533,330,431    $ 1,181,841,213
II Shares sold

Reinvestment of distributions   6,352,348          4,744,814
from net interest income

Shares redeemed                 (1,535,937,006)    (1,268,195,640)

Net increase (decrease)        $ 3,745,773        $ (81,609,613)

MONEY MARKET PORTFOLIO CLASS   $ 6,024,061,398    $ 4,398,573,161
III Shares sold

Reinvestment of distributions   25,467,991         22,812,626
from net interest income

Shares redeemed                 (5,884,830,173)    (4,377,611,537)

Net increase (decrease)        $ 164,699,216      $ 43,774,250

TAX-EXEMPT PORTFOLIO CLASS I   $ 9,232,248,835    $ 11,327,645,715
Shares sold

Reinvestment of distributions   16,974,104         20,424,015
from net interest income

Shares redeemed                 (9,508,575,285)    (11,234,512,567)

Net increase (decrease)        $ (259,352,346)    $ 113,557,163

TAX-EXEMPT PORTFOLIO CLASS II  $ 360,961,784      $ 370,381,704
Shares sold

Reinvestment of distributions   1,217,980          1,356,603
from net interest income

Shares redeemed                 (369,432,252)      (401,163,706)

Net increase (decrease)        $ (7,252,488)      $ (29,425,399)

TAX-EXEMPT PORTFOLIO CLASS     $ 171,520,441      $ 164,781,646
III Shares sold

Reinvestment of distributions   1,160,473          1,159,670
from net interest income

Shares redeemed                 (161,145,929)      (154,982,703)

Net increase (decrease)        $ 11,534,985       $ 10,958,613

8. MERGER INFORMATION.

On January 21, 1999, Domestic Portfolio's Class I, Class II and Class III acquired all of the assets and assumed all of the liabilities of Rated Money Market Portfolio's Class I, Class II and Class III, respectively. The acquisition was approved by the shareholders of Rated Money Market Portfolio on December 16, 1998. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Domestic Portfolio's Class I acquisition of Rated Money Market Portfolio Class I was accomplished by an exchange of 281,512,275 shares of Domestic Portfolio Class I for the 281,512,275 shares then outstanding (each valued at $1.00) of Rated Money Market Portfolio Class I. Domestic Portfolio's Class II acquisition of Rated Money Market Portfolio Class II was accomplished by an exchange of 71,486,478 shares of Domestic Portfolio Class II for the 71,486,478 shares then outstanding (each valued at $1.00) of Rated Money Market Portfolio Class II. Domestic Portfolio's Class III acquisition of Rated Money Market Portfolio Class III was accomplished by an exchange of 128,472,530 shares of Domestic Portfolio Class III for the 128,472,530 shares then outstanding (each valued at $1.00) of Rated Money Market Portfolio Class III. Rated Money Market Portfolio's net assets were combined with Domestic Portfolio for total net assets after the acquisition of $2,187,487,801 for Class I, $407,920,288 for Class II and $484,027,855 for Class III.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Colchester Street Trust (formerly Fidelity Institutional Cash Portfolios for Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio and Money Market Portfolio; and formerly Fidelity Institutional Tax-Exempt Cash Portfolios for Tax-Exempt Portfolio) and the Shareholders of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (formerly Treasury Only, Treasury, Government, Domestic, Money Market and Tax-Exempt, respectively):

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (funds of Colchester Street Trust) at March 31, 1999, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Colchester Street Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
May 13, 1999

OTHER FUND INFORMATION


CHANGE IN INDEPENDENT AUDITOR. Based on the recommendation of the Audit Committee of the funds, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP (PwC) as the funds' independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended March 31, 2000. During the two most recent fiscal years, PwC's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the funds and PwC on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of PwC would have caused them to make reference to the disagreement in their report.

PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on December 16, 1998. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To approve an Agreement and Plan of Reorganization between Rated Money Market Portfolio and Domestic Portfolio, another fund of the trust, providing for the transfer of all of the assets of Rated Money Market Portfolio to Domestic Portfolio in exchange solely for shares of beneficial interest in Class I, Class II, and Class III of Domestic Portfolio and the assumption by Domestic Portfolio of Rated Money Market Portfolio's liabilities, followed by the distribution of Domestic Portfolio's shares to shareholders of the corresponding class of Rated Money Market Portfolio in liquidation of Rated Money Market Portfolio.

               # OF             % OF
               SHARES VOTED     SHARES VOTED
Affirmative    379,961,282.84   95.745

Against        102,193.85       .026

Abstain        16,782,188.81    4.229

TOTAL          396,845,665.50   100.000



INVESTMENT ADVISOR
Fidelity Management & Research Company
Boston MA

INVESTMENT SUB-ADVISOR
Fidelity Investments Money Management, Inc.
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce I. Greer, Vice President
Fred L. Henning, Jr., Vice President
Robert K. Duby, Vice President - MONEY MARKET PORTFOLIO
Robert A. Litterst, Vice President - GOVERNMENT PORTFOLIO,
 TREASURY ONLY PORTFOLIO AND TREASURY PORTFOLIO
Scott A. Orr, Vice President - TAX-EXEMPT PORTFOLIO
John J. Todd, Vice President - DOMESTIC PORTFOLIO
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

* INDEPENDENT TRUSTEES

FIMM-ANN-0599  76042
1.701843.101

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
 TREASURY ONLY PORTFOLIO, TREASURY PORTFOLIO,
 GOVERNMENT PORTFOLIO, DOMESTIC  PORTFOLIO
 AND MONEY MARKET PORTFOLIO
UMB Bank, n.a.
Kansas City, MO
 TAX-EXEMPT PORTFOLIO

CUSTODIANS
The Bank of New York
New York, NY
 TREASURY ONLY PORTFOLIO, TREASURY PORTFOLIO,
 GOVERNMENT PORTFOLIO, DOMESTIC PORTFOLIO
 AND MONEY MARKET PORTFOLIO
UMB Bank, n.a.
Kansas City, MO
 TAX-EXEMPT PORTFOLIO

(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com